UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Total Stock Market Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.6%)
Auto & Transportation (2.7%)
United Parcel Service, Inc.	4,185,621	$317,772
FedEx Corp.	1,114,103	95,468
Ford Motor Co.	6,531,690	91,770
General Motors Corp.	2,097,186	89,089
Harley-Davidson, Inc.	1,095,810	65,135
Union Pacific Corp.	962,621	56,410
Burlington Northern Santa Fe Corp.	1,382,904	52,979
PACCAR, Inc.	644,593	44,554
Norfolk Southern Corp.	1,455,151	43,276
Southwest Airlines Co.	2,931,416	39,926
CSX Corp.	794,803	26,388
Genuine Parts Co.	649,003	24,909
Expeditors International of Washington, Inc.	393,455	20,342
Delphi Corp.	2,085,331	19,373
C.H. Robinson Worldwide, Inc.	318,003	14,752
Lear Corp.	256,441	13,963
J.B. Hunt Transport Services, Inc.	299,924	11,139
Gentex Corp.	288,000	10,117
Dana Corp.	554,846	9,815
* Navistar International Corp.	259,263	9,642
Polaris Industries, Inc.	161,148	8,995
BorgWarner, Inc.	207,600	8,987
* Yellow Roadway Corp.	179,046	8,395
* JetBlue Airways Corp.	384,232	8,038
CNF Inc.	189,413	7,764
Oshkosh Truck Corp.	128,120	7,311
Overseas Shipholding Group Inc.	146,683	7,281
* The Goodyear Tire & Rubber Co.	652,400	7,007
* TRW Automotive Holdings Corp.	368,120	6,939
Tidewater Inc.	212,257	6,909
* Landstar System, Inc.	112,752	6,616
* Laidlaw International Inc.	386,209	6,353
OMI Corp.	374,900	6,006
Werner Enterprises, Inc.	295,864	5,713
American Axle & Manufacturing Holdings, Inc.	194,736	5,698
Thor Industries, Inc.	213,650	5,655
Cooper Tire & Rubber Co.	278,197	5,611
* General Maritime Corp.	159,684	5,562
Alexander & Baldwin, Inc.	158,408	5,376
Florida East Coast Industries, Inc. Class A	137,533	5,164
Heartland Express, Inc.	279,525	5,157
* EGL, Inc.	168,210	5,090
* Swift Transportation Co., Inc.	300,244	5,050
ArvinMeritor, Inc.	258,599	4,849
* Knight Transportation, Inc.	217,754	4,664
USF Corp.	128,630	4,617
Winnebago Industries, Inc.	126,822	4,393
* AMR Corp.	594,341	4,357
Arkansas Best Corp.	111,890	4,097
Overnite Corp.	129,836	4,081
Modine Manufacturing Co.	128,058	3,856
Visteon Corp.	482,344	3,854
Wabtec Corp.	198,766	3,715
* Fleetwood Enterprises, Inc.	240,976	3,658
* Old Dominion Freight Line, Inc.	124,373	3,583
* Kirby Corp.	88,669	3,560
Superior Industries International, Inc.	111,513	3,340
* Kansas City Southern	217,485	3,299
* AirTran Holdings, Inc.	325,555	3,243
* Forward Air Corp.	79,287	3,173
Skywest, Inc.	210,762	3,172
Bandag, Inc.	69,006	3,022
* Offshore Logistics, Inc.	87,382	3,008
* Wabash National Corp.	101,791	2,796
Sauer-Danfoss, Inc.	155,870	2,662
* Northwest Airlines Corp. Class A	313,558	2,574
* Alaska Air Group, Inc.	103,045	2,553
* Aviall Inc.	125,121	2,552
* Tenneco Automotive, Inc.	183,242	2,400
* ExpressJet Holdings, Inc.	233,331	2,336
* Pacer International, Inc.	134,824	2,211
Monaco Coach Corp.	96,447	2,088
* SCS Transportation, Inc.	106,036	2,008
* Continental Airlines, Inc. Class B	227,649	1,940
* Keystone Automotive Industries, Inc.	87,342	1,922
* Strattec Security Corp.	29,372	1,829
* RailAmerica, Inc.	156,236	1,726
Spartan Motors, Inc.	122,774	1,724
Marine Products Corp.	92,614	1,667
* TBC Corp.	72,272	1,615
* AAR Corp.	126,028	1,569
Arctic Cat, Inc.	57,473	1,491
* Delta Air Lines, Inc.	432,670	1,423
The Greenbrier Cos., Inc.	58,327	1,400
Titan International, Inc.	142,039	1,364
* Genesee & Wyoming Inc. Class A	50,256	1,272
* Gulfmark Offshore, Inc.	75,965	1,241
* America West Holdings Corp. Class B	227,864	1,230
Maritrans Inc.	79,552	1,228
Todd Shipyards Corp.	79,451	1,227
* Pinnacle Airlines Corp.	114,761	1,159
* Quantum Fuel Systems Technologies Worldwide, Inc.	202,954	1,106
* Covenant Transport, Inc.	57,029	1,102
Coachmen Industries, Inc.	69,463	1,096
* Stoneridge, Inc.	76,328	1,076
* Aftermarket Technology Corp.	83,275	1,048
* Hayes Lemmerz International, Inc.	100,500	1,021
Standard Motor Products, Inc.	66,341	1,002
* Impco Technologies Inc.	201,395	987
* MAIR Holdings, Inc.	112,180	920
* Miller Industries, Inc.	94,490	855
* Mesa Air Group Inc.	165,333	843
* Collins & Aikman Corp.	193,277	808
Quixote Corp.	37,711	727
* Republic Airways Holdings Inc.	76,302	686
* Midwest Air Group Inc.	221,528	654
* Dura Automotive Systems, Inc.	85,440	606
* Frontier Airlines, Inc.	75,840	582
* Marten Transport, Ltd.	32,760	572
* P.A.M. Transportation Services, Inc.	27,261	522
* FLYI, Inc.	126,374	494
* Hub Group, Inc.	13,100	488
* International Shipholding Corp.	30,161	430
* Quality Distribution Inc.	62,478	382
* Tower Automotive, Inc.	174,811	365
* Seabulk International, Inc.	30,971	321
* Trailer Bridge, Inc.	58,846	292
* Petroleum Helicopters, Inc.	11,915	260
* Allied Holdings, Inc.	89,135	218
* Central Freight Lines, Inc.	33,850	203
* Sports Resorts International, Inc.	44,544	166
* Raytech Corp.	85,164	154
* Conrad Industries, Inc.	35,745	69
Bandag, Inc. Class A	538	22
* Commercial Vehicle Group Inc.	1,300	21
* Accessity Corp.	1,854	10

		1,354,352

Consumer Discretionary (15.8%)
Wal-Mart Stores, Inc.	15,854,179	843,442
Home Depot, Inc.	8,254,109	323,561
* Time Warner, Inc.	16,343,739	263,788
* eBay Inc.	2,454,704	225,686
Viacom Inc. Class B	6,168,551	207,017
The Walt Disney Co.	7,620,653	171,846
* Yahoo! Inc.	5,052,436	171,328
Lowe's Cos., Inc.	2,919,466	158,673
Gillette Co.	3,724,030	155,441
Target Corp.	3,392,112	153,493
McDonald's Corp.	4,676,705	131,088
* Google Inc.	930,437	120,585
Kimberly-Clark Corp.	1,836,390	118,613
Carnival Corp.	2,350,918	111,175
Liberty Media Corp.	10,841,321	94,536
* DirecTV Group, Inc.	5,140,998	90,430
Gannett Co., Inc.	1,011,908	84,758
Cendant Corp.	3,779,183	81,630
NIKE, Inc. Class B	978,079	77,073
Avon Products, Inc.	1,756,020	76,703
Costco Wholesale Corp.	1,712,556	71,174
Clear Channel Communications, Inc.	2,191,052	68,295
* Starbucks Corp.	1,476,023	67,100
Best Buy Co., Inc.	1,206,322	65,431
The Gap, Inc.	3,343,007	62,514
* Amazon.com, Inc.	1,510,899	61,735
* Kohl's Corp.	1,262,656	60,847
Waste Management, Inc.	2,153,370	58,873
* IAC/InterActiveCorp	2,604,540	57,352
The McGraw-Hill Cos., Inc.	710,820	56,645
Staples, Inc.	1,847,122	55,081
* Apollo Group, Inc. Class A	720,267	52,846
* Electronic Arts Inc.	1,109,964	51,047
Omnicom Group Inc.	695,419	50,807
Tribune Co.	1,181,962	48,638
International Game Technology	1,295,736	46,582
Yum! Brands, Inc.	1,092,365	44,416
Marriott International, Inc. Class A	854,308	44,390
* Fox Entertainment Group, Inc. Class A	1,585,539	43,983
Limited Brands, Inc.	1,918,686	42,768
TJX Cos., Inc.	1,868,898	41,191
* Bed Bath & Beyond, Inc.	1,108,090	41,121
* Univision Communications Inc.	1,201,046	37,965
J.C. Penney Co., Inc. (Holding Co.)	1,047,716	36,963
Starwood Hotels & Resorts Worldwide, Inc.	773,079	35,886
Eastman Kodak Co.	1,064,245	34,290
Washington Post Co. Class B	35,505	32,665
Sears, Roebuck & Co.	790,236	31,491
Federated Department Stores, Inc.	672,103	30,534
* Coach, Inc.	699,849	29,688
* Kmart Holding Corp.	332,866	29,116
E.W. Scripps Co. Class A	604,412	28,879
Mattel, Inc.	1,537,842	27,881
May Department Stores Co.	1,071,637	27,466
Hilton Hotels Corp.	1,429,509	26,932
Cintas Corp.	636,925	26,776
Harman International Industries, Inc.	244,736	26,370
* MGM Mirage, Inc.	520,411	25,838
* EchoStar Communications Corp. Class A	827,125	25,740
R.R. Donnelley & Sons Co.	813,614	25,482
Dollar General Corp.	1,249,553	25,179
* Fisher Scientific International Inc.	426,874	24,900
* AutoZone Inc.	308,755	23,851
* XM Satellite Radio Holdings, Inc.	759,283	23,553
Black & Decker Corp.	297,644	23,050
Harrah's Entertainment, Inc.	415,668	22,022
New York Times Co. Class A	547,455	21,406
Newell Rubbermaid, Inc.	1,022,420	20,489
VF Corp.	408,826	20,217
Leggett & Platt, Inc.	714,101	20,066
Nordstrom, Inc.	521,460	19,941
* Mohawk Industries, Inc.	248,565	19,734
Knight Ridder	296,747	19,422
* Caesars Entertainment, Inc.	1,150,288	19,210
Estee Lauder Cos. Class A	453,959	18,976
* Liberty Media International Inc. Class A	566,177	18,889
* VeriSign, Inc.	948,684	18,860
CDW Corp.	308,813	17,920
* Office Depot, Inc.	1,153,253	17,333
Mandalay Resort Group	251,154	17,242
RadioShack Corp.	598,470	17,140
* AutoNation, Inc.	994,839	16,992
Family Dollar Stores, Inc.	624,956	16,936
Jones Apparel Group, Inc.	469,499	16,808
Tiffany & Co.	546,390	16,796
Republic Services, Inc. Class A	563,855	16,780
Aramark Corp. Class B	693,287	16,736
* Interpublic Group of Cos., Inc.	1,567,558	16,601
* Pixar, Inc.	209,204	16,506
Robert Half International, Inc.	638,436	16,453
Fastenal Co.	282,518	16,273
* Iron Mountain, Inc.	480,104	16,252
* Williams-Sonoma, Inc.	431,880	16,217
* Lamar Advertising Co. Class A	385,487	16,040
* Wynn Resorts Ltd.	306,002	15,817
* Weight Watchers International, Inc.	393,945	15,293
PETsMART, Inc.	537,385	15,256
Michaels Stores, Inc.	255,185	15,110
Liz Claiborne, Inc.	400,083	15,091
Manpower Inc.	334,815	14,896
Whirlpool Corp.	246,579	14,817
* Sirius Satellite Radio, Inc.	4,598,223	14,714
Alberto-Culver Co. Class B	336,903	14,649
Wendy's International, Inc.	424,348	14,258
* Toys R Us, Inc.	795,715	14,116
* ChoicePoint Inc.	329,298	14,045
Darden Restaurants Inc.	598,959	13,968
ServiceMaster Co.	1,081,486	13,908
Polo Ralph Lauren Corp.	374,418	13,618
International Flavors & Fragrances, Inc.	351,216	13,416
Ross Stores, Inc.	561,580	13,163
The Stanley Works	304,075	12,932
Foot Locker, Inc.	540,180	12,802
Sabre Holdings Corp.	515,480	12,645
Hasbro, Inc.	656,186	12,336
The McClatchy Co. Class A	172,495	12,218
* Getty Images, Inc.	220,272	12,181
Circuit City Stores, Inc.	781,880	11,994
* Dex Media, Inc.	558,113	11,815
Station Casinos, Inc.	236,094	11,578
* Dollar Tree Stores, Inc.	427,940	11,533
Outback Steakhouse	276,602	11,487
* Chico's FAS, Inc.	331,657	11,343
GTECH Holdings Corp.	441,496	11,179
* Brinker International, Inc.	358,765	11,176
Abercrombie & Fitch Co.	352,399	11,101
* Career Education Corp.	380,252	10,811
* Allied Waste Industries, Inc.	1,182,295	10,463
* Monster Worldwide Inc.	422,869	10,419
* Urban Outfitters, Inc.	299,298	10,296
Metro-Goldwyn-Mayer Inc.	882,315	10,208
Regal Entertainment Group Class A	533,183	10,184
International Speedway Corp.	198,233	9,892
American Eagle Outfitters, Inc.	266,897	9,835
Viacom Inc. Class A	288,490	9,809
Belo Corp. Class A	430,551	9,705
Meredith Corp.	186,648	9,590
* Barnes & Noble, Inc.	257,289	9,520
* Advance Auto Parts, Inc.	276,273	9,504
* Hewitt Associates, Inc.	356,617	9,436
Boyd Gaming Corp.	322,190	9,070
The Neiman Marcus Group, Inc. Class A	155,456	8,939
* Gemstar-TV Guide International, Inc.	1,575,415	8,901
The Corporate Executive Board Co.	145,116	8,887
Claire's Stores, Inc.	348,700	8,731
MSC Industrial Direct Co., Inc. Class A	252,886	8,618
* The Cheesecake Factory	192,764	8,366
* CarMax, Inc.	386,762	8,335
* Tech Data Corp.	215,653	8,313
* Columbia Sportswear Co.	150,723	8,214
Reebok International Ltd.	223,147	8,194
* Fossil, Inc.	262,821	8,132
Harte-Hanks, Inc.	324,687	8,120
* O'Reilly Automotive, Inc.	204,659	7,836
* Service Corp. International	1,254,319	7,789
Applebee's International, Inc.	307,004	7,761
Lee Enterprises, Inc.	167,253	7,751
* Rent-A-Center, Inc.	299,479	7,745
John Wiley & Sons Class A	230,992	7,380
* Timberland Co.	129,725	7,368
* West Corp.	250,654	7,302
* Education Management Corp.	272,578	7,261
* Adesa, Inc.	437,552	7,189
* Convergys Corp.	534,172	7,174
Borders Group, Inc.	288,996	7,167
* Westwood One, Inc.	361,712	7,151
Choice Hotel International, Inc.	124,065	7,145
* Activision, Inc.	514,833	7,141
* BJ's Wholesale Club, Inc.	260,244	7,115
* PETCO Animal Supplies, Inc.	213,921	6,987
* Ask Jeeves, Inc.	211,463	6,917
Ruby Tuesday, Inc.	239,398	6,672
Regis Corp.	164,814	6,629
IKON Office Solutions, Inc.	550,614	6,618
CBRL Group, Inc.	181,551	6,550
Saks Inc.	530,857	6,397
* American Greetings Corp. Class A	253,873	6,377
The Brink's Co.	211,378	6,377
* Copart, Inc.	334,883	6,339
* Citadel Broadcasting Corp.	493,592	6,328
* Laureate Education Inc.	169,669	6,315
* Entercom Communications Corp.	191,531	6,255
* Scientific Games Corp.	324,183	6,192
The Toro Co.	90,279	6,166
* ITT Educational Services, Inc.	170,396	6,143
* Penn National Gaming, Inc.	150,732	6,090
Nu Skin Enterprises, Inc.	257,917	6,064
* Earthlink, Inc.	586,264	6,039
* Pacific Sunwear of California, Inc.	285,542	6,011
* AnnTaylor Stores Corp.	256,861	6,011
* Sirva Inc.	262,257	6,006
Snap-On Inc.	216,454	5,965
Strayer Education, Inc.	51,865	5,965
Pier 1 Imports Inc.	327,161	5,915
* Marvel Enterprises Inc.	406,057	5,912
Dillard's Inc.	296,521	5,853
* Cabela's Inc.	241,391	5,757
* R.H. Donnelley Corp.	116,355	5,743
* Valassis Communications, Inc.	193,926	5,736
* Sonic Corp.	221,314	5,672
* Waste Connections, Inc.	178,268	5,648
* InfoSpace, Inc.	118,985	5,639
Hollinger International, Inc.	322,566	5,577
* Quiksilver, Inc.	216,698	5,508
* Take-Two Interactive Software, Inc.	167,284	5,495
* United Stationers, Inc.	126,099	5,473
* Tempur-Pedic International Inc.	362,930	5,440
* Zale Corp.	193,548	5,439
* Aeropostale, Inc.	207,266	5,430
* DeVry, Inc.	261,509	5,416
Maytag Corp.	294,219	5,405
Journal Communications, Inc.	307,251	5,389
Reader's Digest Association, Inc.	368,688	5,379
Speedway Motorsports, Inc.	161,218	5,373
* The Yankee Candle Co., Inc.	185,342	5,368
* Big Lots Inc.	437,198	5,347
SCP Pool Corp.	198,753	5,315
Talbots Inc.	212,440	5,266
Blyth, Inc.	170,163	5,258
Furniture Brands International Inc.	208,973	5,241
Blockbuster Inc. Class A	672,525	5,104
Grey Global Group Inc.	5,126	5,100
* CEC Entertainment Inc.	136,527	5,017
* CNET Networks, Inc.	533,469	4,881
Ethan Allen Interiors, Inc.	138,943	4,828
Media General, Inc. Class A	86,137	4,819
* P.F. Chang's China Bistro, Inc.	98,241	4,764
* Tuesday Morning Corp.	152,882	4,727
Hearst-Argyle Television Inc.	193,061	4,720
* Scholastic Corp.	150,538	4,650
* Shuffle Master, Inc.	123,603	4,630
* Corrections Corp. of America REIT	130,862	4,627
* Gaylord Entertainment Co.	146,971	4,556
* Domino's Pizza, Inc.	309,700	4,553
* Corinthian Colleges, Inc.	336,392	4,535
* Argosy Gaming Co.	114,911	4,505
* Leapfrog Enterprises, Inc.	221,399	4,483
* Tractor Supply Co.	142,524	4,481
Catalina Marketing Corp.	193,964	4,477
* Dick's Sporting Goods, Inc.	124,942	4,450
* Guitar Center, Inc.	102,418	4,435
* Life Time Fitness, Inc.	169,108	4,339
United Auto Group, Inc.	172,179	4,320
* Jack in the Box Inc.	135,758	4,308
* Priceline.com, Inc.	190,127	4,215
* Panera Bread Co.	112,254	4,214
* Arbitron Inc.	115,098	4,214
* Wesco International, Inc.	172,882	4,192
* Electronics Boutique Holdings Corp.	121,862	4,155
ADVO, Inc.	133,671	4,136
Rollins, Inc.	169,617	4,120
Matthews International Corp.	120,213	4,073
* United Natural Foods, Inc.	151,380	4,027
* Aztar Corp.	151,711	4,020
Aaron Rents, Inc. Class B	184,213	4,008
* Men's Wearhouse, Inc.	137,260	3,987
The Nautilus Group, Inc.	173,553	3,921
* Linens 'n Things, Inc.	168,245	3,898
ABM Industries Inc.	192,910	3,887
* 99 Cents Only Stores	263,142	3,745
* Emmis Communications, Inc.	205,836	3,717
Banta Corp.	92,639	3,682
Tupperware Corp.	216,138	3,670
Kellwood Co.	100,558	3,665
Wolverine World Wide, Inc.	143,003	3,604
* WMS Industries, Inc.	140,265	3,603
* Jarden Corp.	97,400	3,554
* Overstock.com, Inc.	95,702	3,515
* RC2 Corp.	106,608	3,507
* USANA Health Sciences, Inc.	100,102	3,484
* School Specialty, Inc.	88,324	3,481
* THQ Inc.	178,101	3,466
* Universal Technical Institute Inc.	114,488	3,455
Bob Evans Farms, Inc.	125,953	3,421
* Orbitz, Inc.	125,687	3,419
* Radio One, Inc.	238,910	3,414
Kelly Services, Inc. Class A	125,676	3,357
Phillips-Van Heusen Corp.	150,402	3,351
* Stein Mart, Inc.	220,129	3,350
* Coldwater Creek Inc.	159,639	3,332
* Global Imaging Systems, Inc.	106,911	3,323
* Select Comfort Corp.	180,461	3,284
* Cost Plus, Inc.	92,399	3,269
* Journal Register Co.	172,536	3,261
* Boca Resorts, Inc. Class A	174,846	3,247
* MPS Group, Inc.	384,433	3,233
* Rare Hospitality International Inc.	120,363	3,208
Watson Wyatt & Co. Holdings	121,760	3,202
* Blue Nile Inc.	94,805	3,193
* Red Robin Gourmet Burgers	73,051	3,190
* Resources Connection, Inc.	84,439	3,190
Burlington Coat Factory Warehouse Corp.	149,582	3,176
* Consolidated Graphics, Inc.	75,227	3,152
* Teletech Holdings Inc.	333,781	3,151
Oakley, Inc.	261,708	3,114
* DoubleClick Inc.	526,599	3,112
G & K Services, Inc. Class A	77,753	3,090
* ShopKo Stores, Inc.	174,588	3,040
IHOP Corp.	79,326	3,031
Fred's, Inc.	167,184	3,003
The Pep Boys (Manny, Moe & Jack)	213,531	2,989
* Guess ?, Inc.	166,939	2,973
* Hot Topic, Inc.	172,505	2,939
* NetFlix.com, Inc.	189,355	2,920
Callaway Golf Co.	274,711	2,904
* Charter Communications, Inc.	1,090,551	2,901
* GameStop Corp.	156,556	2,898
* Helen of Troy Ltd.	106,308	2,894
La-Z-Boy Inc.	190,060	2,885
Oxford Industries, Inc.	77,272	2,878
* Stage Stores, Inc.	84,051	2,876
* Papa John's International, Inc.	93,029	2,854
* Heidrick & Struggles International, Inc.	99,030	2,854
* Krispy Kreme Doughnuts, Inc.	223,946	2,835
* The Warnaco Group, Inc.	127,076	2,825
* Navigant Consulting, Inc.	128,206	2,815
* Too Inc.	154,972	2,800
* Cumulus Media Inc.	193,378	2,783
* MAXIMUS, Inc.	96,364	2,776
K-Swiss, Inc.	143,490	2,762
* Alliance Gaming Corp.	182,548	2,749
* Genesco, Inc.	115,849	2,728
* The Children's Place Retail Stores, Inc.	113,497	2,714
Landry's Restaurants, Inc.	99,425	2,713
Finish Line, Inc.	87,271	2,698
Ameristar Casinos, Inc.	88,489	2,677
* Big 5 Sporting Goods Corp.	115,712	2,638
* J. Jill Group, Inc.	132,242	2,625
* FTI Consulting, Inc.	138,666	2,621
* The Advisory Board Co.	77,794	2,614
bebe stores, inc	123,677	2,612
* California Pizza Kitchen, Inc.	119,077	2,602
Liberty Corp.	65,257	2,593
Handleman Co.	126,488	2,588
* Labor Ready, Inc.	183,720	2,576
World Fuel Services Corp.	71,834	2,572
Mannatech, Inc.	182,092	2,553
Viad Corp.	107,565	2,553
* Charles River Associates Inc.	66,616	2,551
* Payless ShoeSource, Inc.	251,599	2,549
* Charming Shoppes, Inc.	357,105	2,543
* Insight Enterprises, Inc.	150,861	2,540
* Midway Games Inc.	254,621	2,526
* Ryan's Restaurant Group, Inc.	170,107	2,524
* Tetra Tech, Inc.	195,750	2,480
* Martha Stewart Living Omnimedia, Inc.	156,269	2,453
* Brightpoint, Inc.	142,127	2,445
* Navarre Corp.	166,470	2,412
* Central Garden and Pet Co.	78,526	2,404
* ProQuest Co.	93,403	2,400
Renaissance Learning, Inc.	110,707	2,399
* Jos. A. Bank Clothiers, Inc.	84,335	2,334
* Ventiv Health, Inc.	136,194	2,308
* CoStar Group, Inc.	46,645	2,294
Cato Corp. Class A	102,478	2,280
* Playtex Products, Inc.	361,879	2,280
* Revlon, Inc. Class A	895,510	2,257
* Dollar Thrifty Automotive Group, Inc.	91,554	2,228
* Bright Horizons Family Solutions, Inc.	40,857	2,218
* Korn/Ferry International	121,586	2,217
* The Gymboree Corp.	153,199	2,206
* Jo-Ann Stores, Inc.	78,533	2,202
* Del Laboratories, Inc.	66,636	2,199
* Skechers U.S.A., Inc.	149,772	2,175
* The Sports Authority, Inc.	93,685	2,173
* United Online, Inc.	225,582	2,170
* Coinstar, Inc.	93,028	2,168
* Radio One, Inc. Class D	152,170	2,165
* Group 1 Automotive, Inc.	79,051	2,157
World Wrestling Entertainment, Inc.	175,401	2,143
Kenneth Cole Productions, Inc.	75,958	2,137
* Carter's, Inc.	76,800	2,127
* Vail Resorts Inc.	117,466	2,123
* PDI, Inc.	78,397	2,116
* ValueVision Media, Inc.	157,290	2,106
* Hartmarx Corp.	282,132	2,093
* CSK Auto Corp.	156,913	2,090
* Cox Radio, Inc.	139,947	2,088
* Multimedia Games Inc.	134,644	2,087
Russell Corp.	123,502	2,080
* The Dress Barn, Inc.	117,569	2,052
Lone Star Steakhouse & Saloon, Inc.	78,889	2,038
Movado Group, Inc.	118,812	2,020
Movie Gallery, Inc.	114,955	2,015
* Six Flags, Inc.	369,216	2,009
* Lifeline Systems, Inc.	81,885	2,000
* Clark, Inc.	146,984	1,990
Christopher & Banks Corp.	122,898	1,968
* Wireless Facilities, Inc.	281,318	1,961
* PRIMEDIA Inc.	833,727	1,959
* Exult Inc.	372,322	1,958
* Information Holdings Inc.	71,627	1,950
* AMC Entertainment, Inc.	101,632	1,945
* Hollywood Entertainment Corp.	196,938	1,944
Chemed Corp.	34,852	1,943
* K2 Inc.	135,696	1,942
Churchill Downs, Inc.	49,433	1,935
* CKE Restaurants Inc.	173,619	1,918
* ValueClick, Inc.	202,234	1,909
* Pre-Paid Legal Services, Inc.	74,206	1,906
* Entravision Communications Corp.	248,622	1,892
* Lin TV Corp.	96,988	1,889
Stamps.com Inc.	141,755	1,885
* Brookstone, Inc.	99,568	1,881
* America's Car-Mart, Inc.	55,118	1,860
Jackson Hewitt Tax Service Inc.	91,100	1,843
* Amerco, Inc.	48,441	1,837
Brown Shoe Co., Inc.	72,647	1,821
* Stewart Enterprises, Inc. Class A	261,062	1,814
* A.C. Moore Arts & Crafts, Inc.	73,179	1,810
* Navigant International, Inc.	109,658	1,791
CDI Corp.	87,129	1,786
Pulitzer, Inc.	36,144	1,786
* Cole National Corp. Class A	64,061	1,775
* Prime Hospitality Corp.	145,144	1,766
* MemberWorks, Inc.	67,111	1,761
* Perry Ellis International Corp.	78,079	1,756
* Forrester Research, Inc.	114,903	1,751
American Woodmark Corp.	47,054	1,742
* Geo Group Inc.	84,784	1,734
Stanley Furniture Co., Inc.	39,067	1,719
* CMGI Inc.	1,415,182	1,712
* MarketWatch Inc.	135,273	1,690
* Central European Distribution Corp.	75,549	1,688
Cherokee Inc.	70,599	1,684
* Century Business Services, Inc.	372,686	1,673
* Lakes Entertainment, Inc.	158,835	1,665
* Sharper Image Corp.	77,145	1,655
* Cross Country Healthcare, Inc.	105,709	1,638
Angelica Corp.	65,253	1,623
Triarc Cos., Inc. Class B	141,030	1,618
Sonic Automotive, Inc.	80,255	1,609
* Clean Harbors Inc.	137,504	1,603
* TiVo Inc.	240,755	1,594
Gevity HR, Inc.	103,233	1,588
* Crown Media Holdings, Inc.	188,985	1,578
* infoUSA Inc.	176,480	1,572
* Insight Communications Co., Inc.	177,806	1,565
Thomas Nelson, Inc.	79,590	1,556
The Buckle, Inc.	56,520	1,553
Bassett Furniture Industries, Inc.	82,065	1,549
* Water Pik Technologies, Inc.	103,872	1,548
* Fisher Communications, Inc.	32,222	1,547
* Casella Waste Systems, Inc.	129,275	1,531
* Rubio's Restaurants, Inc.	167,594	1,528
Sinclair Broadcast Group, Inc.	206,929	1,511
Central Parking Corp.	114,010	1,507
* Volt Information Sciences Inc.	52,375	1,507
* aQuantive, Inc.	154,707	1,493
The Neiman Marcus Group, Inc. Class B	27,740	1,477
* Beasley Broadcast Group, Inc.	92,729	1,456
* 1-800-FLOWERS.COM, Inc.	174,835	1,451
The Stride Rite Corp.	140,328	1,438
* Salem Communications Corp.	56,740	1,437
* Retail Ventures, Inc.	189,031	1,425
* Learning Tree International, Inc.	100,359	1,415
* Saga Communications, Inc.	83,351	1,413
* Spherion Corp.	180,226	1,409
* Nexstar Broadcasting Group, Inc.	164,933	1,405
* JAKKS Pacific, Inc.	60,983	1,403
Russ Berrie and Co., Inc.	69,035	1,391
* Benihana Inc. Class A	103,826	1,389
Blair Corp.	49,134	1,385
* FindWhat.com	73,584	1,378
* Pegasus Solutions Inc.	115,279	1,374
Carmike Cinemas, Inc.	38,644	1,361
* Syms Corp.	125,948	1,355
Gray Television, Inc.	113,474	1,350
* Insurance Auto Auctions, Inc.	78,378	1,344
Bowne & Co., Inc.	103,098	1,339
Action Performance Cos., Inc.	132,016	1,337
* Isle of Capri Casinos, Inc.	68,928	1,335
* Charlotte Russe Holding Inc.	116,007	1,332
* Spanish Broadcasting System, Inc.	134,349	1,322
* Midas Inc.	81,236	1,316
National Presto Industries, Inc.	31,468	1,316
* LodgeNet Entertainment Corp.	98,855	1,305
Sturm, Ruger & Co., Inc.	144,744	1,304
* EZCORP, Inc.	149,209	1,298
* Steak n Shake Co.	74,937	1,280
* iVillage Inc.	213,125	1,279
* MarineMax, Inc.	56,776	1,279
* 4Kids Entertainment Inc.	62,705	1,267
* 1-800 CONTACTS, Inc.	83,043	1,263
* O'Charley's Inc.	76,743	1,251
* Pinnacle Entertainment, Inc.	90,355	1,247
Dover Motorsports, Inc.	290,163	1,245
* Casual Male Retail Group, Inc.	236,142	1,237
Dover Downs Gaming & Entertainment, Inc.	119,999	1,235
The Marcus Corp.	63,060	1,228
* NetRatings, Inc.	68,723	1,225
* 24/7 Real Media, Inc.	318,173	1,219
* SOURCECORP, Inc.	54,782	1,213
* AMN Healthcare Services, Inc.	101,477	1,213
* LookSmart, Ltd.	823,501	1,211
* Elizabeth Arden, Inc.	57,037	1,201
* Administaff, Inc.	101,664	1,189
* West Marine, Inc.	55,157	1,179
Startek, Inc.	36,479	1,144
Advanced Marketing Services	105,223	1,135
* MTR Gaming Group Inc.	121,584	1,133
Traffix, Inc.	191,733	1,133
* S&K Famous Brands Inc.	71,658	1,123
The Topps Co., Inc.	111,554	1,091
* Innotrac Corp.	122,430	1,088
* Worldwide Restaurant Concepts Inc.	339,961	1,081
* Bombay Co.	147,177	1,079
* Universal Electronics, Inc.	62,916	1,056
* Dave & Busters, Inc.	55,541	1,054
Cadmus Communications	70,686	1,039
UniFirst Corp.	36,057	1,031
* Department 56 Inc.	62,888	1,025
* Deckers Outdoor Corp.	30,000	1,020
* Kforce Inc.	120,539	1,010
* Friendly Ice Cream Corp.	104,443	1,008
* Steven Madden, Ltd.	56,939	1,005
* Hibbett Sporting Goods, Inc.	48,831	1,001
* Cache, Inc.	65,990	990
* Steinway Musical Instruments Inc.	36,250	986
Goody's Family Clothing	117,010	985
Superior Uniform Group, Inc.	71,397	978
Libbey, Inc.	51,834	969
Allen Organ Co.	15,974	968
* SM&A Corp.	138,159	966
Oshkosh B' Gosh, Inc. Class A	47,732	964
* Trans World Entertainment Corp.	96,664	944
Courier Corp.	22,176	924
* Greenfield Online, Inc.	45,500	924
* Hampshire Group, Ltd.	29,229	922
* Asbury Automotive Group, Inc.	68,316	922
* Checkers Drive-In Restaurants, Inc.	77,428	910
* Hudson Highland Group, Inc.	31,113	908
* Greg Manning Auctions, Inc.	80,550	901
Hancock Fabrics, Inc.	74,026	887
* SITEL Corp.	407,891	881
* The Pantry, Inc.	34,923	879
* Candie's, Inc.	184,282	873
* Young Broadcasting Inc.	79,681	866
* Playboy Enterprises, Inc. Class B	86,037	864
* DiamondCluster International, Inc.	69,255	845
* Alderwoods Group, Inc.	85,558	841
* Cenveo Inc.	235,760	825
* Shoe Carnival, Inc.	69,700	822
* Harris Interactive Inc.	124,339	819
* Bally Total Fitness Holding Corp.	221,108	805
* Pegasus Communications Corp.	106,544	799
* QRS Corp.	115,227	797
Triarc Cos., Inc. Class A	69,353	793
* Party City Corp.	52,966	782
* Exponent, Inc.	28,234	778
* Carriage Services, Inc.	163,114	772
* iPass Inc.	127,408	763
Fedders Corp.	186,089	761
* Digital Generation Systems	604,015	761
* Medical Staffing Network Holdings, Inc.	123,573	759
* Nashua Corp.	67,515	746
* Cornell Companies, Inc.	60,116	745
Lawson Products, Inc.	18,012	738
* Autobytel Inc.	81,924	735
* Mothers Work, Inc.	50,206	728
Haverty Furniture Cos., Inc.	40,999	719
* Lazare Kaplan International, Inc.	90,848	708
* Monro Muffler Brake, Inc.	31,583	690
* The Smith & Wollensky Restaurant Group, Inc.	123,020	689
* Regent Communications, Inc.	121,034	685
* First Consulting Group, Inc.	144,057	683
* LECG Corp.	39,122	662
* Luby's, Inc.	99,746	658
* BJ's Restaurants Inc.	41,352	656
CPI Corp.	48,991	649
Strategic Distribution, Inc.	42,972	645
* PLATO Learning, Inc.	72,683	643
* On Assignment, Inc.	143,765	638
Lithia Motors, Inc.	29,616	630
* Lightbridge, Inc.	130,027	627
* Perficient, Inc.	175,645	625
* PC Connection, Inc.	90,435	621
* Pfsweb Inc.	412,375	619
Deb Shops, Inc.	25,240	616
L.S. Starrett Co. Class A	40,264	615
* Verticalnet, Inc.	509,937	607
* Conn's, Inc.	42,943	600
* Daily Journal Corp.	16,475	595
* Enesco Group, Inc.	84,783	581
* Metro One Telecommunications, Inc.	358,463	577
* Marchex, Inc.	45,777	570
* Gander Mountain Co.	28,133	563
* GSI Commerce, Inc.	62,172	548
* Rentrak Corp.	61,019	531
* Century Casinos, Inc.	92,982	530
* Franklin Electronic Publishers, Inc.	137,740	530
* Source Interlink Cos., Inc.	54,169	527
* Kirkland's, Inc.	55,573	522
CSS Industries, Inc.	16,716	517
* Neoforma, Inc.	54,950	512
* Big Dog Holdings, Inc.	74,820	510
* NIC Inc.	95,015	509
* Total Entertainment Restaurant Corp.	58,380	508
* LKQ Corp.	27,055	494
* Digital Theater Systems Inc.	26,892	491
* Drugstore.com, Inc.	143,102	489
* Alloy, Inc.	128,295	486
Inter Parfums, Inc.	35,422	484
* Tweeter Home Entertainment Group, Inc.	85,465	483
* Applica Inc.	118,109	477
* The Boyds Collection, Ltd.	199,841	476
Saucony Inc.	19,300	471
* Correctional Services Corp.	174,960	451
* Wyndham International, Inc. Class A	545,030	447
* ParkerVision, Inc.	111,567	441
* Management Network Group Inc.	219,690	439
* eMerge Interactive, Inc.	502,633	432
* Systemax Inc.	76,352	432
* Main Street Restaurant Group Inc.	259,329	430
* Gadzooks, Inc.	277,226	423
* Buca, Inc.	99,600	422
* SPEEDUS Corp.	218,949	414
Weyco Group, Inc.	11,130	412
* Internap Network Services Corp.	605,942	406
Rock of Ages Corp.	53,400	406
* Salton, Inc.	64,300	405
Haggar Corp.	23,100	396
ILX Resorts Inc.	38,776	385
* ARK Restaurants Corp.	13,976	364
* Atari, Inc.	219,969	345
* Raindance Communications, Inc.	216,207	339
* APAC Teleservices, Inc.	202,268	338
* ICT Group, Inc.	44,707	331
Schawk, Inc.	22,689	330
Knape & Vogt Manufacturing Co.	24,296	324
* Rainmaker Systems, Inc.	198,962	318
* Edgewater Technology, Inc.	63,366	314
* Paxson Communications Corp.	226,788	306
* Restoration Hardware, Inc.	58,833	305
* Concord Camera Corp.	163,093	303
* Emerson Radio Corp.	113,213	300
* Medialink Worldwide, Inc.	85,915	296
* Interstate Hotels & Resorts, Inc.	73,153	296
* Brillian Corp.	65,963	292
* Synagro Technologies Inc.	91,290	285
* The Princeton Review, Inc.	37,789	283
* Onvia.com, Inc.	53,157	277
* Register.com, Inc.	50,838	277
* Nobel Learning Communities, Inc.	37,450	262
* Oneida Ltd.	165,390	258
* Gartner, Inc. Class B	21,667	250
Stephan Co.	69,807	244
* COMFORCE Corp.	94,292	244
* Spherix Inc.	72,436	243
* PriceSmart, Inc.	30,640	228
* Trump Hotels & Casino Resorts, Inc.	348,413	226
* Cellstar Corp.	49,675	226
* The Wet Seal, Inc. Class A	134,996	224
* Digital Impact, Inc.	155,209	217
* Whitehall Jewellers, Inc.	26,872	216
* Catalina Lighting, Inc.	23,200	210
* Gallery of History, Inc.	54,602	205
* Empire Resorts Inc.	27,300	205
Aaron Rents, Inc.	10,125	201
* JAMDAT Mobile Inc.	8,200	189
* National Technical Systems, Inc.	32,697	163
* Ultimate Electronics, Inc.	50,994	155
* EasyLink Services Corp.	123,311	146
* Wilsons The Leather Experts Inc.	28,098	146
* Finlay Enterprises, Inc.	7,467	145
* SportsLine.com, Inc.	70,413	120
* Benihana Inc.	8,400	113
* VCampus Corp.	88,198	112
* Mayor's Jeweler's, Inc.	151,566	109
* Interep National Radio Sales, Inc.	98,600	106
* Cogent Inc.	5,500	100
* Vermont Teddy Bear Co., Inc.	20,137	99
* REX Stores Corp.	6,324	89
Star Buffet, Inc.	12,736	80
Escalade, Inc.	4,400	61
* America Online Latin America, Inc.	125,763	55
Ambassadors Group, Inc.	2,000	54
* Commerce One, Inc.	266,069	48
* Friedman's, Inc. Class A	22,537	47
* Hanover Direct, Inc.	22,898	31
* Protection One, Inc.	113,561	31
* LQ Corp. Inc.	15,985	30
* Fresh Choice, Inc.	43,708	22
* Major Automotive Cos., Inc.	17,395	16
* Geerlings & Wade Inc.	30,636	13
* DGSE Companies, Inc.	4,000	12
* Bush Industries, Inc.	135,417	12
* Visual Data Corp.	5,529	8
* Provo International Inc.	35,123	5
* Championship Auto Racing Teams, Inc.	77,500	4
* CTI Industries Corp.	2,904	4
* IAC Interactivecorp 1.99% Cvt. Pfd.	76	3
* Headway Corporate Resources, Inc.	152,392	1
* IAC InterActiveCorp Warrants Exp. 2/4/2009	38	1

		7,931,821

Consumer Staples (6.3%)
The Procter & Gamble Co.	9,545,689	516,613
The Coca-Cola Co.	9,080,330	363,667
Altria Group, Inc.	7,619,111	358,403
PepsiCo, Inc.	6,290,675	306,041
Anheuser-Busch Cos., Inc.	2,974,436	148,573
Walgreen Co.	3,804,691	136,322
Colgate-Palmolive Co.	1,972,117	89,100
Sysco Corp.	2,374,475	71,044
Sara Lee Corp.	2,934,841	67,091
Kellogg Co.	1,521,429	64,904
Kraft Foods Inc.	2,039,814	64,703
General Mills, Inc.	1,411,857	63,392
CVS Corp.	1,475,404	62,159
Wm. Wrigley Jr. Co.	834,049	52,804
ConAgra Foods, Inc.	1,962,242	50,449
H.J. Heinz Co.	1,307,546	47,098
Hershey Foods Corp.	956,433	44,675
* The Kroger Co.	2,766,652	42,938
The Clorox Co.	787,777	41,989
Campbell Soup Co.	1,524,395	40,076
Reynolds American Inc.	550,634	37,465
Coca-Cola Enterprises, Inc.	1,745,582	32,992
Albertson's, Inc.	1,362,607	32,607
* Safeway, Inc.	1,657,317	32,003
The Pepsi Bottling Group, Inc.	975,895	26,496
UST, Inc.	616,220	24,809
Tyson Foods, Inc.	1,311,908	21,017
Brown-Forman Corp. Class B	449,598	20,592
Whole Foods Market, Inc.	229,971	19,729
* Dean Foods Co.	586,137	17,596
McCormick & Co., Inc.	511,529	17,566
* Constellation Brands, Inc. Class A	398,409	15,163
SuperValu Inc.	504,963	13,912
Hormel Foods Corp.	515,033	13,793
* Smithfield Foods, Inc.	413,087	10,327
J.M. Smucker Co.	225,577	10,018
PepsiAmericas, Inc.	510,840	9,757
Adolph Coors Co. Class B	138,977	9,439
* 7-Eleven, Inc.	417,210	8,336
* Del Monte Foods Co.	780,861	8,191
* Rite Aid Corp.	1,924,003	6,772
Pilgrim's Pride Corp.	247,894	6,713
Church & Dwight, Inc.	229,749	6,447
Tootsie Roll Industries, Inc.	190,428	5,564
* NBTY, Inc.	248,616	5,360
Fresh Del Monte Produce Inc.	213,047	5,307
* Ralcorp Holdings, Inc.	133,704	4,827
Flowers Foods, Inc.	164,375	4,249
Universal Corp. (VA)	95,009	4,241
Sensient Technologies Corp.	190,632	4,125
* Performance Food Group Co.	172,965	4,099
Longs Drug Stores, Inc.	148,483	3,593
Casey's General Stores, Inc.	182,915	3,400
Weis Markets, Inc.	96,030	3,253
Ruddick Corp.	163,344	3,208
Vector Group Ltd.	213,048	3,202
* Smart & Final Inc.	171,016	2,866
* Chiquita Brands International, Inc.	146,996	2,559
Schweitzer-Mauduit International, Inc.	73,843	2,393
Lance, Inc.	139,827	2,258
Coca-Cola Bottling Co.	41,138	2,222
* Hain Celestial Group, Inc.	123,875	2,190
* Provide Commerce Inc.	104,411	2,181
Farmer Brothers, Inc.	78,550	2,100
Nash-Finch Co.	66,270	2,084
Seaboard Corp.	3,114	1,825
Sanderson Farms, Inc.	53,657	1,795
* M&F Worldwide Corp.	126,168	1,641
American Italian Pasta Co.	61,113	1,598
* Boston Beer Co., Inc. Class A	63,347	1,596
Winn-Dixie Stores, Inc.	508,708	1,572
Ingles Markets, Inc.	115,688	1,395
* Robert Mondavi Corp. Class A	35,282	1,382
* J & J Snack Foods Corp.	28,087	1,204
* Peet's Coffee & Tea Inc.	51,125	1,196
Nature's Sunshine Inc.	77,314	1,173
* Chalone Wine Group Ltd.	95,914	1,009
* John B. Sanfilippo & Son, Inc.	38,295	1,003
* The Great Atlantic & Pacific Tea Co., Inc.	160,599	980
Standard Commercial Tobacco Co.	59,125	931
* Wild Oats Markets Inc.	102,180	883
* Lifeway Foods, Inc.	83,016	870
Interstate Bakeries Corp.	203,311	844
Dimon Inc.	141,238	832
* Green Mountain Coffee Roasters, Inc.	39,143	823
* Todhunter International, Inc.	65,486	796
* Nutraceutical International Corp.	54,319	765
* Pathmark Stores, Inc.	147,206	714
Arden Group Inc. Class A	5,228	444
National Beverage Corp.	49,566	400
* Star Scientific, Inc.	61,847	366
Rocky Mountain Chocolate Factory, Inc.	28,250	353
* Omega Protein Corp.	41,400	319
* Nutrition 21 Inc.	261,445	261
* Redhook Ale Brewery, Inc.	86,380	259
* Maui Land & Pineapple Co., Inc.	7,344	232
* Diedrich Coffee, Inc.	42,209	205
* Seneca Foods Corp.	7,400	135
* Hansen Natural Corp.	3,000	72
* The Penn Traffic Co.	65,411	6

		3,138,941

Financial Services (22.4%)
Citigroup, Inc.	19,203,864	847,275
American International Group, Inc.	9,674,944	657,800
Bank of America Corp.	15,104,797	654,491
JPMorgan Chase & Co.	13,227,286	525,520
Wells Fargo & Co.	6,266,623	373,679
American Express Co.	4,714,564	242,612
Wachovia Corp.	4,862,383	228,289
Fannie Mae	3,594,246	227,875
U.S. Bancorp	6,978,570	201,681
Morgan Stanley	4,078,998	201,095
Merrill Lynch & Co., Inc.	3,477,977	172,925
The Goldman Sachs Group, Inc.	1,792,048	167,091
Freddie Mac	2,556,985	166,818
First Data Corp.	3,201,133	139,249
Washington Mutual, Inc.	3,240,158	126,625
Allstate Corp.	2,575,374	123,592
MBNA Corp.	4,744,576	119,563
Metropolitan Life Insurance Co.	2,785,658	107,666
Fifth Third Bancorp	2,082,101	102,481
National City Corp.	2,472,807	95,500
Prudential Financial, Inc.	1,936,146	91,076
Automatic Data Processing, Inc.	2,192,661	90,601
Marsh & McLennan Cos., Inc.	1,933,302	88,468
The Bank of New York Co., Inc.	2,881,041	84,040
Countrywide Financial Corp.	2,091,086	82,368
St. Paul Travelers Cos., Inc.	2,483,429	82,102
BB&T Corp.	2,058,917	81,718
Lehman Brothers Holdings, Inc.	1,014,620	80,886
AFLAC Inc.	1,883,275	73,843
SLM Corp.	1,619,000	72,207
Progressive Corp. of Ohio	806,025	68,311
The Hartford Financial Services Group Inc.	1,081,934	67,004
SunTrust Banks, Inc.	949,405	66,848
Capital One Financial Corp.	890,418	65,802
Golden West Financial Corp.	567,413	62,955
Regions Financial Corp.	1,716,010	56,731
PNC Financial Services Group	1,048,527	56,725
State Street Corp.	1,248,719	53,333
Franklin Resources Corp.	928,342	51,764
SouthTrust Corp.	1,236,020	51,493
The Chubb Corp.	709,263	49,847
KeyCorp	1,510,664	47,737
Charles Schwab Corp.	5,074,351	46,633
Mellon Financial Corp.	1,574,571	43,600
M & T Bank Corp.	446,553	42,735
* Genworth Financial Inc.	1,820,242	42,412
Paychex, Inc.	1,401,973	42,270
The Principal Financial Group, Inc.	1,163,888	41,865
Simon Property Group, Inc. REIT	774,033	41,511
Equity Office Properties Trust REIT	1,496,269	40,773
Loews Corp.	689,999	40,365
Moody's Corp.	548,880	40,206
Comerica, Inc.	636,535	37,778
Bear Stearns Co., Inc.	382,744	36,809
CIGNA Corp.	513,608	35,763
Aon Corp.	1,172,872	33,708
Northern Trust Corp.	818,279	33,386
Marshall & Ilsley Corp.	827,562	33,351
UnionBanCal Corp.	549,084	32,511
Equity Residential REIT	1,041,917	32,300
Ambac Financial Group, Inc.	402,726	32,198
AmSouth Bancorp	1,313,648	32,053
H & R Block, Inc.	641,500	31,703
MBIA, Inc.	532,025	30,969
Lincoln National Corp.	653,552	30,717
Synovus Financial Corp.	1,148,969	30,046
CIT Group Inc.	782,913	29,273
Vornado Realty Trust REIT	466,803	29,259
North Fork Bancorp, Inc.	641,124	28,498
Sovereign Bancorp, Inc.	1,274,686	27,814
Popular, Inc.	990,260	26,044
National Commerce Financial Corp.	760,575	26,019
Jefferson-Pilot Corp.	523,894	26,017
Cincinnati Financial Corp.	625,039	25,764
Rouse Co. REIT	383,131	25,624
* SunGard Data Systems, Inc.	1,070,961	25,457
* Fiserv, Inc.	722,722	25,194
General Growth Properties Inc. REIT	811,794	25,166
Hudson City Bancorp, Inc.	698,087	24,950
Fidelity National Financial, Inc.	644,915	24,571
MGIC Investment Corp.	365,886	24,350
T. Rowe Price Group Inc.	472,606	24,075
Plum Creek Timber Co. Inc. REIT	681,778	23,883
ProLogis REIT	675,366	23,800
Public Storage, Inc. REIT	478,318	23,701
SAFECO Corp.	516,701	23,587
Archstone-Smith Trust REIT	728,677	23,055
* CNA Financial Corp.	952,369	22,866
Green Point Financial Corp.	491,934	22,831
Banknorth Group, Inc.	640,996	22,435
Boston Properties, Inc. REIT	401,957	22,264
Torchmark Corp.	407,260	21,658
Huntington Bancshares Inc.	853,880	21,270
Kimco Realty Corp. REIT	413,177	21,196
Zions Bancorp	333,268	20,343
New York Community Bancorp, Inc.	983,624	20,204
Compass Bancshares Inc.	455,794	19,973
Legg Mason Inc.	374,158	19,931
First Horizon National Corp.	458,681	19,888
The Chicago Mercantile Exchange	122,879	19,820
* Ameritrade Holding Corp.	1,564,329	18,788
Total System Services, Inc.	732,530	18,489
* Host Marriott Corp. REIT	1,288,221	18,074
Duke Realty Corp. REIT	528,623	17,550
UnumProvident Corp.	1,102,190	17,293
iStar Financial Inc. REIT	412,896	17,024
Old Republic International Corp.	677,051	16,947
* Providian Financial Corp.	1,086,970	16,892
Doral Financial Corp.	401,704	16,659
Commerce Bancorp, Inc.	291,830	16,109
Avalonbay Communities, Inc. REIT	267,212	16,092
Radian Group, Inc.	344,530	15,928
TCF Financial Corp.	518,272	15,699
* E*TRADE Financial Corp.	1,361,498	15,548
* The Dun & Bradstreet Corp.	261,252	15,335
Hibernia Corp. Class A	577,318	15,247
Leucadia National Corp.	263,893	14,950
Developers Diversified Realty Corp. REIT	379,849	14,871
The PMI Group Inc.	356,767	14,478
Mercantile Bankshares Corp.	293,835	14,092
* DST Systems, Inc.	314,350	13,979
Assurant, Inc.	529,304	13,762
Equifax, Inc.	516,549	13,616
Transatlantic Holdings, Inc.	244,364	13,281
W.R. Berkley Corp.	312,505	13,175
Associated Banc-Corp	410,350	13,160
SEI Corp.	385,299	12,977
Health Care Properties Investors REIT	492,884	12,815
Liberty Property Trust REIT	315,156	12,556
People's Bank	348,933	12,467
Dow Jones & Co., Inc.	304,244	12,355
* AmeriCredit Corp.	586,878	12,254
Apartment Investment & Management Co. Class A REIT	351,518	12,226
* Alliance Data Systems Corp.	300,286	12,180
Independence Community Bank Corp.	311,856	12,178
Erie Indemnity Co. Class A	238,148	12,150
Janus Capital Group Inc.	891,291	12,130
Commerce Bancshares, Inc.	246,750	11,866
City National Corp.	182,268	11,838
The Macerich Co. REIT	219,708	11,708
Brown & Brown, Inc.	256,149	11,706
* WellChoice Inc.	311,312	11,621
Federated Investors, Inc.	403,551	11,477
AMB Property Corp. REIT	307,707	11,391
* Markel Corp.	36,684	11,313
Arthur J. Gallagher & Co.	341,260	11,306
Ryder System, Inc.	239,144	11,249
Investors Financial Services Corp.	246,332	11,117
Chelsea Property Group REIT	164,497	11,038
* The First Marblehead Corp.	236,626	10,979
Mercury General Corp.	202,664	10,719
Hospitality Properties Trust REIT	250,178	10,630
Unitrin, Inc.	254,118	10,564
Student Loan Corp.	74,410	10,548
Regency Centers Corp. REIT	226,372	10,524
Weingarten Realty Investors REIT	318,799	10,524
Mills Corp. REIT	199,631	10,355
A.G. Edwards & Sons, Inc.	297,552	10,301
Nuveen Investments, Inc. Class A	346,224	10,248
First American Corp.	331,206	10,211
Catellus Development Corp. REIT	383,535	10,168
Colonial BancGroup, Inc.	496,126	10,146
Protective Life Corp.	258,067	10,145
Eaton Vance Corp.	251,153	10,144
Friedman, Billings, Ramsey Group, Inc. REIT	530,188	10,127
Astoria Financial Corp.	284,174	10,085
Mack-Cali Realty Corp. REIT	225,605	9,994
* Conseco, Inc.	559,681	9,884
Webster Financial Corp.	199,800	9,868
* BOK Financial Corp.	220,209	9,824
Sky Financial Group, Inc.	392,233	9,806
* CapitalSource Inc.	438,086	9,787
Fulton Financial Corp.	452,843	9,691
Reinsurance Group of America, Inc.	231,822	9,551
American National Insurance Co.	98,568	9,540
New Plan Excel Realty Trust REIT	379,897	9,497
United Dominion Realty Trust REIT	476,027	9,440
Valley National Bancorp	367,339	9,382
Bank of Hawaii Corp.	198,227	9,366
* CheckFree Corp.	335,145	9,273
Trizec Properties, Inc. REIT	565,310	9,028
Wilmington Trust Corp.	247,313	8,955
Thornburg Mortgage, Inc. REIT	308,658	8,954
Cullen/Frost Bankers, Inc.	191,561	8,902
Certegy, Inc.	236,858	8,813
Capitol Federal Financial	273,162	8,790
Federal Realty Investment Trust REIT	192,332	8,463
Rayonier Inc. REIT	184,716	8,357
FirstMerit Corp.	315,641	8,303
IndyMac Bancorp, Inc.	227,077	8,220
Westcorp, Inc.	192,781	8,197
American Financial Group, Inc.	273,979	8,189
Pan Pacific Retail Properties, Inc. REIT	150,248	8,128
Ventas, Inc. REIT	312,512	8,100
Arden Realty Group, Inc. REIT	243,749	7,941
CenterPoint Properties Corp. REIT	179,290	7,813
* Alleghany Corp.	28,348	7,736
Fair, Isaac, Inc.	262,696	7,671
Annaly Mortgage Management Inc. REIT	447,566	7,667
Deluxe Corp.	186,616	7,655
StanCorp Financial Group, Inc.	107,492	7,653
New Century Financial Corp.	126,661	7,628
Global Payments Inc.	141,003	7,551
W Holding Co., Inc.	397,168	7,546
Reckson Associates Realty Corp. REIT	259,955	7,474
SL Green Realty Corp. REIT	144,142	7,468
The South Financial Group, Inc.	262,672	7,407
Nationwide Financial Services, Inc.	209,884	7,369
Jefferies Group, Inc.	213,068	7,344
Washington Federal Inc.	291,921	7,342
HRPT Properties Trust REIT	660,459	7,258
HCC Insurance Holdings, Inc.	240,635	7,255
First BanCorp Puerto Rico	149,729	7,232
BRE Properties Inc. Class A REIT	186,590	7,156
International Bancshares Corp.	193,922	7,127
WFS Financial, Inc.	152,956	7,120
CBL & Associates Properties, Inc. REIT	114,717	6,992
Cathay General Bancorp	185,516	6,899
Camden Property Trust REIT	148,441	6,858
Healthcare Realty Trust Inc. REIT	174,992	6,832
Health Care Inc. REIT	192,109	6,762
Waddell & Reed Financial, Inc.	307,096	6,756
Trustmark Corp.	216,662	6,734
Fremont General Corp.	287,160	6,648
Realty Income Corp. REIT	147,368	6,636
Shurgard Storage Centers, Inc. Class A REIT	170,808	6,627
CarrAmerica Realty Corp. REIT	202,382	6,618
Raymond James Financial, Inc.	274,008	6,609
BancorpSouth, Inc.	287,226	6,603
UCBH Holdings, Inc.	168,457	6,582
* BISYS Group, Inc.	448,374	6,551
* Interactive Data Corp.	347,459	6,539
Park National Corp.	51,034	6,493
Westamerica Bancorporation	118,168	6,486
Whitney Holdings Corp.	151,786	6,375
Impac Mortgage Holdings, Inc. REIT	239,148	6,290
East West Bancorp, Inc.	187,240	6,289
Jack Henry & Associates Inc.	334,379	6,276
Cousins Properties, Inc. REIT	182,497	6,261
* Instinet Group Inc.	1,241,037	6,242
Hudson United Bancorp	166,981	6,153
Old National Bancorp	247,225	6,141
Essex Property Trust, Inc. REIT	85,280	6,127
NewAlliance Bancshares, Inc.	425,061	6,100
AmerUs Group Co.	146,490	6,006
Prentiss Properties Trust REIT	166,826	6,006
First Midwest Bancorp, Inc.	173,470	5,995
Commerce Group, Inc.	122,290	5,919
* CB Richard Ellis Group, Inc.	255,002	5,891
Crescent Real Estate, Inc. REIT	370,618	5,834
American Financial Realty Trust REIT	409,985	5,785
* Affiliated Managers Group, Inc.	108,025	5,784
UICI	176,111	5,766
FactSet Research Systems Inc.	118,910	5,731
Downey Financial Corp.	104,167	5,725
Texas Regional Bancshares, Inc.	183,143	5,694
Brandywine Realty Trust REIT	199,374	5,678
First Industrial Realty Trust REIT	153,351	5,659
MoneyGram International, Inc.	329,749	5,632
United Bankshares, Inc.	162,215	5,621
Greater Bay Bancorp	191,276	5,499
Odyssey Re Holdings Corp.	241,987	5,367
* Allmerica Financial Corp.	198,188	5,327
Citizens Banking Corp.	161,690	5,266
MAF Bancorp, Inc.	121,912	5,258
* National Processing, Inc.	197,946	5,250
Pennsylvania REIT	134,007	5,181
* La Quinta Corp. REIT	663,891	5,178
Equity One, Inc. REIT	263,843	5,177
Southwest Bancorporation of Texas, Inc.	256,970	5,175
Nationwide Health Properties, Inc. REIT	247,947	5,145
Provident Financial Services Inc.	297,860	5,138
* Kronos, Inc.	115,559	5,118
BlackRock, Inc.	69,245	5,089
Commercial Capital Bancorp, Inc.	223,747	5,077
Heritage Property Investment Trust REIT	173,992	5,075
Redwood Trust, Inc. REIT	80,704	5,038
Pacific Capital Bancorp	169,685	5,019
* Silicon Valley Bancshares	132,517	4,926
Selective Insurance Group	132,026	4,911
Highwood Properties, Inc. REIT	199,557	4,911
GATX Corp.	183,756	4,899
Home Properties, Inc. REIT	123,619	4,890
Hilb, Rogal and Hamilton Co.	134,341	4,866
* Arch Capital Group Ltd.	124,921	4,864
Flagstar Bancorp, Inc.	227,737	4,846
* ProAssurance Corp.	137,628	4,820
Taubman Co. REIT	185,579	4,794
* Ohio Casualty Corp.	228,436	4,781
Susquehanna Bancshares, Inc.	193,978	4,772
Alexandria Real Estate Equities, Inc. REIT	72,312	4,752
Washington REIT	155,379	4,708
Delphi Financial Group, Inc.	116,514	4,680
Chittenden Corp.	171,670	4,678
Kilroy Realty Corp. REIT	122,478	4,658
First Citizens BancShares Class A	38,997	4,602
* United Rentals, Inc.	289,323	4,597
* Philadelphia Consolidated Holding Corp.	82,689	4,558
R.L.I. Corp.	120,526	4,526
Corus Bankshares Inc.	104,441	4,505
* Jones Lang Lasalle Inc.	136,363	4,501
National Financial Partners Corp.	125,300	4,483
* Nelnet, Inc.	199,500	4,465
First National Bankshares of Florida	180,968	4,443
American Home Mortgage Investment Corp. REIT	158,895	4,441
Post Properties, Inc. REIT	148,157	4,430
Community First Bankshares, Inc.	137,288	4,401
Wintrust Financial Corp.	76,369	4,374
Santander BanCorp	173,695	4,342
Provident Bankshares Corp.	129,015	4,328
MB Financial, Inc.	108,765	4,311
S & T Bancorp, Inc.	119,722	4,275
Capital Automotive REIT	136,017	4,253
* BankUnited Financial Corp.	145,815	4,251
21st Century Insurance Group	318,372	4,250
State Auto Financial Corp.	146,794	4,250
LandAmerica Financial Group, Inc.	93,373	4,248
R & G Financial Corp. Class B	109,865	4,246
Senior Housing Properties Trust REIT	236,178	4,209
* CompuCredit Corp.	225,606	4,201
First Niagara Financial Group, Inc.	313,731	4,198
Alfa Corp.	299,612	4,183
Umpqua Holdings Corp.	184,682	4,166
Central Pacific Financial Co.	151,275	4,163
* Global Signal, Inc. (REIT)	181,784	4,163
* First Federal Financial Corp.	84,580	4,134
F.N.B. Corp.	186,667	4,131
Commercial Federal Corp.	151,956	4,100
Colonial Properties Trust REIT	101,017	4,063
* Alexander's, Inc. REIT	20,399	4,061
Novastar Financial, Inc. REIT	93,008	4,055
BankAtlantic Bancorp, Inc. Class A	220,750	4,044
Zenith National Insurance Corp.	95,356	4,035
Northwest Bancorp, Inc.	177,926	4,034
CVB Financial Corp.	180,446	4,010
UMB Financial Corp.	83,927	4,001
* Triad Guaranty, Inc.	71,950	3,992
* Knight Trading Group, Inc.	432,478	3,992
Lexington Corporate Properties Trust REIT	183,689	3,988
* Sterling Financial Corp.	112,902	3,979
Newcastle Investment Corp. REIT	129,234	3,967
Gables Residential Trust REIT	115,905	3,958
Maguire Properties, Inc. REIT	161,900	3,936
First Commonwealth Financial Corp.	285,714	3,889
Waypoint Financial Corp.	140,292	3,868
The Phoenix Cos., Inc.	369,446	3,850
Horace Mann Educators Corp.	218,620	3,843
TrustCo Bank NY	298,095	3,822
Bank Mutual Corp.	316,181	3,794
* Financial Federal Corp.	99,429	3,727
Apollo Investment Corp.	259,548	3,673
Hancock Holding Co.	115,102	3,659
Inland Real Estate Corp. REIT	245,566	3,598
* iPayment Holdings, Inc.	88,837	3,568
* Accredited Home Lenders Holding Co.	91,868	3,539
EastGroup Properties, Inc. REIT	106,143	3,524
* USI Holdings Corp.	258,066	3,523
Stewart Information Services Corp.	89,044	3,508
* NCO Group, Inc.	128,897	3,474
John H. Harland Co.	110,578	3,467
Commercial Net Lease Realty REIT	189,002	3,444
Sun Communities, Inc. REIT	84,903	3,327
Republic Bancorp, Inc.	215,945	3,326
Tanger Factory Outlet Centers, Inc. REIT	73,311	3,283
Infinity Property & Casualty Corp.	110,961	3,277
Summit Properties, Inc. REIT	119,860	3,242
First Financial Bancorp	187,303	3,199
Chemical Financial Corp.	87,313	3,189
* eSPEED, Inc. Class A	318,152	3,127
PS Business Parks, Inc. REIT	77,405	3,085
Brookline Bancorp, Inc.	196,738	3,083
Amcore Financial, Inc.	108,126	3,069
Community Bank System, Inc.	121,978	3,065
First Republic Bank	66,482	3,058
* National Western Life Insurance Co. Class A	18,765	3,057
Harbor Florida Bancshares, Inc.	97,954	3,046
Glimcher Realty Trust REIT	123,873	3,010
PFF Bancorp, Inc.	77,679	2,973
Advanta Corp. Class A	129,772	2,959
* Argonaut Group, Inc.	156,874	2,929
MCG Capital Corp.	167,581	2,909
* Saxon REIT Inc.	132,775	2,855
Luminent Mortgage Capital, Inc.	224,800	2,850
Mid-State Bancshares	110,758	2,850
Main Street Banks, Inc.	92,668	2,836
Bedford Property Investors, Inc. REIT	92,483	2,806
Nara Bancorp, Inc.	138,580	2,792
Independent Bank Corp. (MA)	90,106	2,785
* S1 Corp.	348,399	2,780
Parkway Properties Inc. REIT	59,851	2,780
Alabama National BanCorporation	46,399	2,778
CRT Properties, Inc. REIT	129,284	2,773
Hudson River Bancorp. Inc.	146,004	2,771
Highland Hospitality Corp.	241,400	2,752
Entertainment Properties Trust REIT	72,518	2,741
Fidelity Bankshares, Inc.	73,192	2,722
* Sotheby's Holdings Class A	172,198	2,707
* Piper Jaffray Cos., Inc.	68,136	2,698
Cash America International Inc.	110,070	2,692
NBT Bancorp, Inc.	114,592	2,685
* eFunds Corp.	144,374	2,684
Ramco-Gershenson Properties Trust REIT	98,831	2,676
* Ocwen Financial Corp.	288,521	2,640
National Health Investors REIT	92,779	2,639
First Charter Corp.	109,104	2,637
United Fire & Casualty Co.	45,485	2,608
Manufactured Home Communities, Inc. REIT	77,757	2,585
Harleysville National Corp.	105,298	2,581
United Community Banks, Inc.	105,750	2,567
* World Acceptance Corp.	109,935	2,556
* CNA Surety Corp.	240,853	2,553
Sovran Self Storage, Inc. REIT	65,160	2,553
Prosperity Bancshares, Inc.	95,526	2,552
Irwin Financial Corp.	98,688	2,548
Getty Realty Holding Corp. REIT	97,091	2,546
First Federal Capital Corp.	83,539	2,526
* Encore Capital Group, Inc.	133,151	2,510
Corporate Office Properties Trust, Inc. REIT	97,872	2,507
Boston Private Financial Holdings, Inc.	100,195	2,501
Westbanco Inc.	85,985	2,500
U.S. Restaurant Properties, Inc. REIT	145,781	2,462
Harleysville Group, Inc.	118,771	2,454
Glacier Bancorp, Inc.	83,892	2,446
First Financial Bankshares, Inc.	60,826	2,443
Glenborough Realty Trust, Inc. REIT	115,419	2,397
Charter Financial Corp.	70,477	2,391
* Investment Technology Group, Inc.	156,260	2,391
National Penn Bancshares Inc.	74,730	2,389
* Signature Bank	89,279	2,388
* Navigators Group, Inc.	81,622	2,387
* Metris Cos., Inc.	243,260	2,379
Sterling Bancshares, Inc.	176,545	2,375
Equity Inns, Inc. REIT	240,267	2,374
Town & Country Trust REIT	93,026	2,368
Integra Bank Corp.	107,726	2,338
Omega Healthcare Investors, Inc. REIT	216,848	2,333
Dime Community Bancshares	138,860	2,333
McGrath Rent Corp.	63,774	2,331
Safety Insurance Group, Inc.	104,771	2,329
Anchor Bancorp Wisconsin Inc.	89,842	2,327
NDCHealth Corp.	144,036	2,312
U.S.B. Holding Co., Inc.	90,449	2,287
American Equity Investment Life Holding Co.	240,400	2,281
* Ace Cash Express, Inc.	87,322	2,274
* Danielson Holdings Corp.	368,296	2,243
City Holding Co.	66,323	2,181
* American Physicians Capital, Inc.	70,767	2,167
* Advent Software, Inc.	128,591	2,164
Gold Banc Corp., Inc.	160,029	2,159
* LaBranche & Co. Inc.	254,663	2,152
Hanmi Financial Corp.	70,677	2,134
Flushing Financial Corp.	111,552	2,121
Anthracite Capital Inc. REIT	186,621	2,075
Kansas City Life Insurance Co.	47,844	2,037
Riggs National Corp.	91,497	2,031
* FPIC Insurance Group, Inc.	78,327	2,025
FBL Financial Group, Inc. Class A	77,164	2,021
WSFS Financial Corp.	40,203	2,010
First Financial Holdings, Inc.	64,244	2,008
Oriental Financial Group Inc.	73,908	2,000
* InterCept, Inc.	106,403	1,993
AMLI Residential Properties Trust REIT	65,083	1,988
Mid-America Apartment Communities, Inc. REIT	50,983	1,986
Correctional Properties Trust REIT	72,522	1,980
* Marlin Business Services Inc.	104,454	1,960
* The Bancorp Bank	94,958	1,932
Cascade Bancorp	99,226	1,925
Banner Corp.	65,055	1,913
* PICO Holdings, Inc.	100,365	1,910
Bank of the Ozarks, Inc.	64,188	1,908
Community Trust Bancorp Inc.	61,010	1,896
LaSalle Hotel Properties REIT	68,527	1,891
Cross Timbers Royalty Trust	56,741	1,883
Presidential Life Corp.	109,218	1,876
Seacoast Banking Corp. of Florida	86,925	1,857
Kite Realty Group Trust REIT	140,300	1,845
Southwest Bancorp, Inc.	83,377	1,838
* Sun Bancorp, Inc. (NJ)	83,749	1,837
Medallion Financial Corp.	202,771	1,835
Partners Trust Financial Group, Inc.	176,586	1,829
Independent Bank Corp. (MI)	67,646	1,826
* Euronet Worldwide, Inc.	97,242	1,820
Bristol West Holdings, Inc.	106,200	1,820
Great Southern Bancorp, Inc.	57,902	1,809
Capital Corp. of the West	41,849	1,800
Net.Bank, Inc.	179,561	1,797
First Source Corp.	70,094	1,797
Associated Estates Realty Corp. REIT	178,512	1,783
* Portfolio Recovery Associates, Inc.	60,551	1,780
* MeriStar Hospitality Corp. REIT	325,804	1,776
OceanFirst Financial Corp.	72,845	1,767
* Eurobancshares, Inc.	94,691	1,760
* Capital Crossing Bank	68,795	1,750
Midwest Banc Holdings, Inc.	90,857	1,746
* Universal American Financial Corp.	134,045	1,733
Great American Financial Resources, Inc.	113,353	1,733
Oak Hill Financial, Inc.	49,633	1,726
* FelCor Lodging Trust, Inc. REIT	150,979	1,708
Government Properties Trust, Inc.	179,100	1,701
Greenhill & Co., Inc.	72,090	1,701
* Virginia Commerce Bancorp, Inc.	62,997	1,701
Penn-America Group, Inc.	124,233	1,691
KNBT Bancorp Inc.	99,529	1,676
Frontier Financial Corp.	47,417	1,674
MFA Mortgage Investments, Inc. REIT	181,701	1,673
Ashford Hospitality Trust	176,600	1,660
Willow Grove Bancorp, Inc.	99,555	1,647
Universal Health Realty Income REIT	54,194	1,642
* Digital Insight Corp.	119,963	1,635
Old Second Bancorp, Inc.	58,046	1,624
First Financial Corp. (IN)	51,578	1,621
* Cardinal Financial Corp.	171,183	1,611
Vesta Insurance Group, Inc.	353,536	1,587
Investors Real Estate Trust REIT	157,639	1,578
Provident Financial Holdings, Inc.	54,403	1,578
NYMAGIC, Inc.	71,497	1,565
Yardville National Bancorp	53,550	1,558
RAIT Investment Trust REIT	56,973	1,558
Unizan Financial Corp.	56,406	1,557
First Community Bancorp	37,865	1,552
* PRG-Schultz International, Inc.	269,201	1,545
Summit Bancshares, Inc.	46,344	1,541
* United PanAm Financial Corp.	85,516	1,540
Simmons First National Corp.	59,777	1,529
Interchange Financial Services Corp.	63,509	1,522
Pennfed Financial Services, Inc.	49,835	1,515
Capital Trust Class A	52,057	1,515
Midland Co.	55,095	1,507
LTC Properties, Inc. REIT	83,892	1,501
Urstadt Biddle Properties Class A REIT	98,464	1,501
PrivateBancorp, Inc.	55,504	1,496
Cornerstone Realty Income Trust, Inc. REIT	153,303	1,496
Omega Financial Corp.	43,202	1,495
Newmil Bancorp, Inc.	50,600	1,490
Gabelli Asset Management Inc.	34,774	1,490
Kramont Realty Trust REIT	79,797	1,484
* Newtek Business Services, Inc.	377,043	1,470
North Valley Bancorp	82,324	1,470
Value Line, Inc.	39,548	1,463
* Boykin Lodging Co. REIT	173,930	1,463
Winston Hotels, Inc. REIT	136,157	1,457
First Place Financial Corp.	72,389	1,448
* PMA Capital Corp. Class A	188,342	1,422
IBERIABANK Corp.	24,592	1,419
Merchants Bancshares, Inc.	49,264	1,416
American Land Lease, Inc. REIT	72,638	1,409
* Franklin Bank Corp.	82,428	1,405
* Tradestation Group Inc.	228,392	1,400
* Asset Acceptance Capital Corp.	82,360	1,398
Arrow Financial Corp.	46,337	1,391
LSB Corp.	69,722	1,387
Columbia Bancorp	47,411	1,382
* First Mariner Bancorp, Inc.	79,235	1,363
Strategic Hotel Capital, Inc. (REIT)	99,500	1,345
First Merchants Corp.	53,674	1,323
Affordable Residential Communities	90,624	1,323
* Banc Corp.	187,870	1,315
Price Legacy Corp. REIT	69,148	1,310
Peoples Holding Co.	40,175	1,308
* Pacific Premier Bancorp, Inc.	109,700	1,298
Capital City Bank Group, Inc.	33,222	1,286
Capstead Mortgage Corp. REIT	102,759	1,279
Falcon Financial Investment Trust REIT	158,108	1,279
Suffolk Bancorp	42,396	1,279
Horizon Financial Corp.	66,436	1,276
Innkeepers USA Trust REIT	102,352	1,273
Century Bancorp, Inc. Class A	40,080	1,273
Crawford & Co. Class B	188,885	1,266
* Ceres Group, Inc.	231,652	1,263
Sandy Spring Bancorp, Inc.	38,492	1,259
SWS Group, Inc.	77,953	1,253
Saul Centers, Inc. REIT	38,016	1,250
First South Bancorp, Inc.	49,607	1,233
Baldwin & Lyons, Inc. Class B	48,797	1,232
Sizeler Property Investors, Inc. REIT	132,190	1,229
One Liberty Properties, Inc. REIT	67,800	1,224
Capital Bank Corp.	76,031	1,219
* DutchFork Bancshares, Inc.	28,441	1,216
Sterling Financial Corp. (PA)	45,009	1,208
BancFirst Corp.	18,691	1,198
First Bancorp (NC)	35,357	1,192
Heritage Financial Corp.	57,320	1,181
First Potomac REIT	57,007	1,178
Pulaski Financial Corp.	59,613	1,160
Anworth Mortgage Asset Corp. REIT	101,141	1,151
Investors Title Co.	37,763	1,144
Capital Lease Funding, Inc.	102,500	1,132
HF Financial Corp.	67,262	1,128
Bryn Mawr Bank Corp.	56,120	1,127
* AmericanWest Bancorporation	59,712	1,126
Community Banks, Inc.	38,669	1,121
Union Bankshares Corp.	35,958	1,120
Financial Institutions, Inc.	49,692	1,114
* Prime Group Realty Trust REIT	194,518	1,109
Columbia Banking System, Inc.	46,268	1,101
Greater Delaware Valley Savings Bank	35,216	1,101
* Stifel Financial Corp.	55,606	1,090
* Credit Acceptance Corp.	56,628	1,073
BNP Residential Properties, Inc. REIT	78,106	1,068
* Ameriserv Financial Inc.	211,576	1,058
Massbank Corp.	28,188	1,047
* TNS Inc.	53,800	1,044
First Federal Bancshares of Arkansas, Inc.	51,050	1,041
BioMed Realty Trust, Inc. REIT	59,100	1,040
HMN Financial, Inc.	37,437	1,039
* Amnet Mortgage INC	129,540	1,023
FNB Financial Services Corp.	52,924	1,019
MutualFirst Financial Inc.	41,804	1,012
* Republic First Bancorp, Inc.	77,343	1,012
West Coast Bancorp	48,095	1,002
* E-LOAN, Inc.	462,836	986
* Intersections Inc.	65,300	957
Sterling Bancorp	34,972	946
United Community Financial Corp.	83,069	944
TriCo Bancshares	44,684	935
Citizens South Banking Corp.	73,251	920
Peoples Bancorp, Inc.	34,481	908
Provident Bancorp, Inc.	75,836	890
* CCC Information Services Group	49,928	883
State Financial Services Corp. Class A	31,879	875
TF Financial Corp.	30,884	872
* Bankrate, Inc.	75,648	850
* HealthExtras, Inc.	60,989	850
Peapack Gladstone Financial Corp.	27,433	833
Lakeland Financial Corp.	24,406	827
Commercial Bankshares, Inc.	26,841	816
* Placer Sierra Bancshares	38,798	815
Maxcor Financial Group Inc.	90,464	810
* ITLA Capital Corp.	17,214	795
* Texas Capital Bancshares, Inc.	43,505	790
Bank of Granite Corp.	40,474	786
* CyberSource Corp.	161,314	779
* Rewards Network Inc.	111,764	745
Unity Bancorp, Inc.	60,045	742
Acadia Realty Trust REIT	50,205	741
* TheStreet.com, Inc.	197,186	739
* Ampal-American Israel Corp.	212,298	732
Sanders Morris Harris Group Inc.	60,181	726
Bay View Capital Corp.	43,394	714
Capital Title Group, Inc.	137,733	713
AmeriVest Properties, Inc. REIT	106,300	712
* Federal Agricultural Mortgage Corp. Class A	39,706	711
Tompkins Trustco, Inc.	15,341	710
Greater Community Bancorp	49,989	710
Royal Bancshares of Pennsylvania, Inc.	29,186	708
First Oak Brook Bancshares, Inc.	22,912	707
First Keystone Financial, Inc.	31,803	702
FirstBank Corp.	24,030	688
* Criimi Mae, Inc. REIT	46,788	687
* Investors Capital Holdings, Ltd.	153,795	677
FNB Corp. (VA)	25,475	674
Rainier Pacific Financial Group Inc.	37,717	672
Capitol Bancorp Ltd.	22,918	672
First Busey Corp.	34,410	658
Parkvale Financial Corp.	24,344	657
Comm Bancorp, Inc.	16,021	657
* HomeStore, Inc.	284,295	657
Sound Federal Bancorp Inc.	44,559	651
First State Bancorporation	19,996	630
Team Financial, Inc.	56,914	626
First of Long Island Corp.	14,538	620
* Hypercom Corp.	83,038	613
Codorus Valley Bancorp, Inc.	32,384	603
Berkshire Hills Bancorp, Inc.	16,251	600
Security Bank Corp.	16,977	594
First Indiana Corp.	29,373	590
BCSB Bankcorp, Inc.	35,103	579
* First Union Real Estate REIT	186,164	579
HopFed Bancorp, Inc.	33,180	564
* American Independence Corp.	36,692	549
Sun Bancorp, Inc.	23,778	548
Urstadt Biddle Properties REIT	37,652	548
Farmers Capital Bank Corp.	15,914	546
* Collegiate Funding Services, Inc.	43,193	543
* Citizens, Inc.	90,527	540
* Central Coast Bancorp	26,423	539
Washington Trust Bancorp, Inc.	20,221	529
* Carreker Corp.	69,470	529
Citizens First Financial Corp.	21,213	520
Donegal Group Inc.	26,784	515
Chester Valley Bancorp	25,847	513
CoBiz Inc.	30,714	508
CFS Bancorp, Inc.	36,464	507
FFLC Bancorp, Inc.	18,522	500
BRT Realty Trust REIT	22,777	493
Humphrey Hospitality Trust, Inc. REIT	125,778	492
Camden National Corp.	14,155	488
First M&F Corp.	14,631	488
Cohen & Steers, Inc.	31,500	486
Community Bank of Northern Virginia	28,269	485
American National Bankshares Inc.	19,837	482
EMC Insurance Group, Inc.	22,943	482
Jefferson Bancshares, Inc.	36,053	474
S.Y. Bancorp, Inc.	20,777	469
FLAG Financial Corp.	34,820	465
Arbor Realty Trust, Inc.	20,600	457
* United National Group Ltd. Class A	31,474	457
Wainwright Bank & Trust Co.	39,176	446
United Mobile Homes, Inc. REIT	31,054	445
Center Bancorp, Inc.	36,736	439
CityBank Lynnwood WA	12,515	438
ABC Bancorp	21,647	437
* First Cash Financial Services, Inc.	21,450	430
Ameriana Bancorp	26,285	427
Mission West Properties Inc. REIT	40,509	419
Extra Space Storage Inc. REIT	32,300	412
California National Bancorp	30,415	409
* HomeBanc Corp. (REIT)	45,300	408
First United Corp.	20,184	408
* Archipelago Holdings Inc.	27,500	407
* Portal Software, Inc.	148,752	406
* Consumer Portfolio Services, Inc.	83,980	395
Electro Rent Corp.	34,608	382
Republic Bancorp, Inc. Class A	16,208	376
Foothill Independent Bancorp	16,886	374
Independence Holding Co.	20,636	365
Habersham Bancorp	17,887	355
Clifton Savings Bancorp, Inc.	30,392	354
NASB Financial Inc.	8,940	352
TIB Financial Corp.	15,421	343
Wayne Savings Bancshares, Inc.	20,926	339
Monmouth Real Estate Investment Corp. REIT	40,618	337
Community West Bancshares	31,843	336
Home Federal Bancorp	12,716	326
Abigail Adams National Bancorp., Inc.	19,330	319
National Health Realty Inc. REIT	16,588	316
Exchange National Bancshares, Inc.	10,721	314
Eastern Virginia Bankshares, Inc.	13,247	308
Pennrock Financial Services Corp.	10,745	298
First Midwest Financial, Inc.	13,210	294
Northern States Financial Corp.	10,283	286
Mainsource Financial Group, Inc.	13,906	285
Citizens 1st Bancorp, Inc.	11,343	285
German American Bancorp	16,386	276
Westfield Financial, Inc.	11,444	270
Camco Financial Corp.	17,522	261
United Financial Corp.	10,786	255
* Horizon Group Properties, Inc. REIT	48,293	252
Belmont Bancorp	40,894	231
ESB Financial Corp.	16,808	230
Warwick Community Bancorp, Inc.	6,954	230
State Bancorp, Inc.	9,696	220
Pamrapo Bancorp, Inc.	9,472	216
Track Data Corp.	284,712	214
* QC Holdings Inc.	12,100	193
LSB Bancshares, Inc.	11,491	192
BancTrust Financial Group, Inc.	9,795	184
FNB Corp. (NC)	9,891	175
* FirstCity Financial Corp.	18,374	168
American Mortgage Acceptance Co. REIT	9,842	162
* Willis Lease Finance Corp.	20,960	161
* InsWeb Corp.	53,556	161
Shore Bancshares, Inc.	5,289	154
Cavalry Bancorp, Inc.	8,271	141
* Financial Industries Corp.	15,049	123
* SVB Financial Services	6,743	120
First Defiance Financial Corp.	4,192	109
Coastal Financial Corp.	7,520	109
* Intelidata Technologies Corp.	299,116	102
Ziegler Cos., Inc.	3,132	60
* Harris & Harris Group, Inc.	5,400	56
Commercial National Financial Corp.	2,100	51
* Corillian Corp.	7,100	33
Pittsburgh & West Virginia Railroad REIT	2,927	26
* Transcontinental Realty Investors, Inc. REIT	1,500	21
Webster City Federal Bancorp	1,100	15
Hoenig Group, Inc. Rights (Exp. 9/1/2006)	62,830	14
Burnham Pacific Properties, Inc. REIT	102,335	13
* Landenburg Thalmann Financial Services, Inc.	21,199	11
* Pinnacle Warrants (Exp. 11/13/2007)	433	-

		11,253,381

Health Care (12.4%)
Pfizer Inc.	28,039,166	857,999
Johnson & Johnson	11,021,800	620,858
Merck & Co., Inc.	8,239,010	271,887
* Amgen, Inc.	4,701,321	266,471
Eli Lilly & Co.	4,194,299	251,868
Abbott Laboratories	5,797,258	245,572
Medtronic, Inc.	4,491,127	233,090
Wyeth	4,952,991	185,242
UnitedHealth Group Inc.	2,468,388	182,019
Bristol-Myers Squibb Co.	7,223,340	170,977
* Boston Scientific Corp.	3,127,315	124,248
* Genentech, Inc.	2,319,762	121,602
Schering-Plough Corp.	5,467,595	104,212
Guidant Corp.	1,168,210	77,149
* Biogen Idec Inc.	1,256,635	76,868
Baxter International, Inc.	2,282,967	73,420
* Zimmer Holdings, Inc.	906,197	71,626
Stryker Corp.	1,486,068	71,450
Cardinal Health, Inc.	1,598,297	69,958
HCA Inc.	1,714,397	65,404
* Forest Laboratories, Inc.	1,375,063	61,850
* WellPoint Health Networks Inc. Class A	583,254	61,294
* Gilead Sciences, Inc.	1,598,906	59,767
Aetna Inc.	570,307	56,991
* Caremark Rx, Inc.	1,730,471	55,496
* St. Jude Medical, Inc.	657,319	49,476
Becton, Dickinson & Co.	930,432	48,103
* Genzyme Corp.-General Division	846,645	46,066
* Anthem, Inc.	518,494	45,239
Biomet, Inc.	944,829	44,294
Allergan, Inc.	498,598	36,173
Quest Diagnostics, Inc.	384,914	33,957
* Medco Health Solutions, Inc.	1,003,825	31,018
* Chiron Corp.	697,136	30,814
McKesson Corp.	1,080,835	27,723
* Laboratory Corp. of America Holdings	527,290	23,053
AmerisourceBergen Corp.	417,869	22,444
* MedImmune Inc.	925,898	21,944
C.R. Bard, Inc.	385,958	21,857
IMS Health, Inc.	884,917	21,167
* Patterson Cos	254,649	19,496
* Express Scripts Inc.	288,031	18,820
* Tenet Healthcare Corp.	1,731,721	18,685
Health Management Associates Class A	904,903	18,487
Mylan Laboratories, Inc.	998,060	17,965
* Hospira, Inc.	582,076	17,812
* IVAX Corp.	928,960	17,790
* Coventry Health Care Inc.	332,562	17,749
* Celgene Corp.	304,754	17,746
* Varian Medical Systems, Inc.	509,116	17,600
* ImClone Systems, Inc.	306,118	16,178
* Barr Pharmaceuticals Inc.	388,267	16,086
* Sepracor Inc.	325,330	15,870
DENTSPLY International Inc.	299,633	15,563
* Millennium Pharmaceuticals, Inc.	1,134,312	15,551
Bausch & Lomb, Inc.	196,272	13,042
* Kinetic Concepts, Inc.	248,051	13,035
Beckman Coulter, Inc.	229,329	12,870
* Watson Pharmaceuticals, Inc.	406,489	11,975
* Humana Inc.	591,921	11,827
* PacifiCare Health Systems, Inc.	320,844	11,775
* DaVita, Inc.	368,797	11,488
* Lincare Holdings, Inc.	371,311	11,032
Omnicare, Inc.	386,635	10,965
* Invitrogen Corp.	195,605	10,756
* King Pharmaceuticals, Inc.	898,384	10,727
* Health Net Inc.	419,789	10,377
* Henry Schein, Inc.	164,079	10,224
* Cephalon, Inc.	210,680	10,092
* Cytyc Corp.	412,472	9,961
Manor Care, Inc.	330,664	9,907
* Triad Hospitals, Inc.	285,273	9,825
* Community Health Systems, Inc.	368,175	9,823
Universal Health Services Class B	216,082	9,400
* Covance, Inc.	233,601	9,337
* OSI Pharmaceuticals, Inc.	151,499	9,311
* Endo Pharmaceuticals Holdings, Inc.	490,158	8,999
* Dade Behring Holdings Inc.	159,835	8,906
* Millipore Corp.	184,250	8,816
Cooper Cos., Inc.	121,586	8,335
Medicis Pharmaceutical Corp.	208,422	8,137
* WebMD Corp.	1,161,907	8,087
* Renal Care Group, Inc.	249,140	8,030
* Charles River Laboratories, Inc.	171,804	7,869
* Stericycle, Inc.	168,062	7,714
* Respironics, Inc.	142,533	7,617
* Pharmaceutical Product Development, Inc.	209,773	7,552
Valeant Pharmaceuticals International	311,995	7,525
* Edwards Lifesciences Corp.	221,796	7,430
* Gen-Probe Inc.	184,258	7,346
* Eon Labs, Inc.	337,106	7,315
* American Pharmaceuticals Partners, Inc.	261,591	7,212
* Amylin Pharmaceuticals, Inc.	349,441	7,171
* MGI Pharma, Inc.	262,526	7,007
* Affymetrix, Inc.	224,875	6,906
* Protein Design Labs, Inc.	351,468	6,882
* IDEXX Laboratories Corp.	129,528	6,572
* Neurocrine Biosciences, Inc.	135,374	6,384
* INAMED Corp.	132,532	6,318
* VCA Antech, Inc.	304,726	6,286
* Andrx Group	270,869	6,057
* ResMed Inc.	125,762	5,988
* Pharmion Corp.	114,258	5,907
* Techne Corp.	153,040	5,843
* Cerner Corp.	133,083	5,757
* STERIS Corp.	259,983	5,704
* ICOS Corp.	235,865	5,694
* Onyx Pharmaceuticals, Inc.	129,686	5,578
* First Health Group Corp.	341,147	5,489
Perrigo Co.	263,492	5,415
Mentor Corp.	157,622	5,309
* Martek Biosciences Corp.	108,788	5,291
* Human Genome Sciences, Inc.	483,675	5,277
* Advanced Medical Optics, Inc.	132,614	5,248
* Inveresk Research Group Inc.	141,782	5,230
* AMERIGROUP Corp.	92,436	5,200
Invacare Corp.	112,227	5,162
Select Medical Corp.	383,654	5,152
* Eyetech Pharmaceuticals Inc.	150,271	5,108
* Apria Healthcare Group Inc.	185,848	5,064
* Pediatrix Medical Group, Inc.	91,341	5,010
* Sierra Health Services, Inc.	102,755	4,925
* Kos Pharmaceuticals, Inc.	137,488	4,896
* Bio-Rad Laboratories, Inc. Class A	95,762	4,893
Arrow International, Inc.	161,808	4,838
* Magellan Health Services, Inc.	131,863	4,821
* AtheroGenics, Inc.	144,466	4,760
* Ocular Sciences, Inc.	96,730	4,640
* PAR Pharmaceutical Cos. Inc.	127,652	4,587
* Nektar Therapeutics	311,045	4,504
* American Medical Systems Holdings, Inc.	123,300	4,472
Diagnostic Products Corp.	108,422	4,431
* LifePoint Hospitals, Inc.	143,928	4,319
* Sybron Dental Specialties, Inc.	144,822	4,300
* The Medicines Co.	177,904	4,295
* Accredo Health, Inc.	180,719	4,260
* NeighborCare Inc.	162,728	4,125
* Integra LifeSciences Holdings	128,274	4,119
* IDX Systems Corp.	120,903	3,923
* Biosite Inc.	79,743	3,904
* Telik, Inc.	174,175	3,884
* Alkermes, Inc.	332,028	3,832
* VISX Inc.	181,791	3,745
* Haemonetics Corp.	110,568	3,631
* Kyphon Inc.	145,613	3,608
* United Surgical Partners International, Inc.	104,010	3,573
* Kindred Healthcare, Inc.	145,172	3,542
* Beverly Enterprises, Inc.	463,208	3,506
* Abgenix, Inc.	347,927	3,431
Alpharma, Inc. Class A	186,699	3,415
* Centene Corp.	78,434	3,340
* Immucor Inc.	134,673	3,333
* Align Technology, Inc.	216,617	3,310
* Genesis Healthcare Corp.	107,343	3,264
* Ventana Medical Systems, Inc.	64,709	3,264
* Advanced Neuromodulation Systems, Inc.	107,394	3,259
* Genencor International Inc.	201,598	3,236
* Impax Laboratories, Inc.	210,630	3,235
* PSS World Medical, Inc.	320,295	3,216
* Connetics Corp.	118,143	3,192
* K-V Pharmaceutical Co. Class A	178,161	3,189
* Vertex Pharmaceuticals, Inc.	301,799	3,169
Owens & Minor, Inc. Holding Co.	122,850	3,120
* NPS Pharmaceuticals Inc.	140,214	3,054
* Applera Corp.-Celera Genomics Group	260,880	3,050
* Wright Medical Group, Inc.	120,512	3,027
* Priority Healthcare Corp. Class B	150,150	3,026
* First Horizon Pharmaceutical Corp.	150,536	3,012
* Enzon Pharmaceuticals, Inc.	187,416	2,989
* Tanox, Inc.	176,298	2,974
* Myriad Genetics, Inc.	172,833	2,955
* ILEX Oncology, Inc.	116,671	2,937
* American Healthways Inc.	100,782	2,934
* Province Healthcare Co.	136,271	2,851
* Vicuron Pharmaceuticals Inc.	192,993	2,833
* Bone Care International, Inc.	115,842	2,815
* PAREXEL International Corp.	143,568	2,814
* eResearch Technology, Inc.	206,175	2,748
* CONMED Corp.	102,912	2,707
* ArthroCare Corp.	91,987	2,694
* Ligand Pharmaceuticals Inc. Class B	267,214	2,677
* Molina Healthcare Inc.	74,401	2,641
* United Therapeutics Corp.	75,508	2,637
* Atrix Laboratories, Inc.	85,240	2,616
* American Medical Security Group, Inc.	81,701	2,614
Landauer, Inc.	54,935	2,578
* Zymogenetics, Inc.	146,118	2,548
* Sunrise Senior Living, Inc.	71,112	2,497
* Salix Pharmaceuticals, Ltd.	115,941	2,495
PolyMedica Corp.	80,734	2,487
* AmSurg Corp.	117,327	2,485
* SFBC International, Inc.	94,417	2,484
* CV Therapeutics, Inc.	198,257	2,478
* Aspect Medical Systems, Inc.	134,419	2,432
* Hologic, Inc.	123,161	2,373
* Transkaryotic Therapies, Inc.	133,022	2,358
* Incyte Corp.	241,005	2,321
* Alexion Pharmaceuticals, Inc.	128,879	2,320
West Pharmaceutical Services, Inc.	110,424	2,302
* America Service Group Inc.	55,071	2,260
* VaxGen, Inc.	167,583	2,241
* Odyssey Healthcare, Inc.	126,183	2,240
LCA-Vision Inc.	85,332	2,201
* Intuitive Surgical, Inc.	88,315	2,186
* Zoll Medical Corp.	64,887	2,167
Analogic Corp.	51,798	2,159
* Kensey Nash Corp.	81,725	2,140
Option Care, Inc.	136,568	2,113
* Able Laboratories, Inc.	109,083	2,090
* Inspire Pharmaceuticals, Inc.	130,732	2,056
* SurModics, Inc.	84,118	1,998
* Nabi Biopharmaceuticals	147,934	1,979
Datascope Corp.	53,052	1,979
* SonoSite, Inc.	74,185	1,933
* Myogen, Inc.	237,889	1,927
* Nastech Pharmaceutical Co., Inc.	133,785	1,912
* Adolor Corp.	169,825	1,911
* Serologicals Corp.	81,672	1,905
* Thoratec Corp.	198,015	1,905
* Amedisys Inc	63,200	1,893
* Chattem, Inc.	58,427	1,884
* Sola International Inc.	98,470	1,876
* Eclipsys Corp.	119,673	1,867
* Gentiva Health Services, Inc.	113,079	1,851
* Medarex, Inc.	250,785	1,851
* LabOne, Inc.	62,089	1,815
* DJ Orthopedics Inc.	101,819	1,797
* CuraGen Corp.	326,429	1,795
* Bradley Pharmaceuticals, Inc.	87,546	1,782
* Cyberonics, Inc.	85,957	1,759
* Quality Systems, Inc.	34,200	1,727
* Per-Se Technologies, Inc.	125,319	1,719
* Wellcare Group Inc.	88,900	1,685
* Regeneron Pharmaceuticals, Inc.	193,650	1,681
* Molecular Devices Corp.	71,047	1,675
* Nuvelo, Inc.	165,809	1,638
* RehabCare Group, Inc.	70,961	1,634
* Radiation Therapy Services, Inc.	143,600	1,628
* Regeneration Technologies, Inc.	203,037	1,628
* Aclara Biosciences, Inc.	412,199	1,628
* Pharmacyclics, Inc.	157,592	1,625
* Noven Pharmaceuticals, Inc.	77,816	1,622
* Enzo Biochem, Inc.	107,408	1,611
* Candela Corp.	137,997	1,592
* Rigel Pharmaceuticals, Inc.	62,858	1,590
* Medical Action Industries Inc.	94,970	1,579
* Encysive Pharmaceuticals, Inc.	173,169	1,564
* Dendreon Corp.	185,736	1,562
* Indevus Pharmaceuticals, Inc.	220,067	1,560
* Northfield Laboratories, Inc.	115,582	1,545
* Wilson Greatbatch Technologies, Inc.	86,143	1,541
* Dyax Corp.	201,631	1,540
* Axonyx Inc.	266,903	1,508
* Vivus, Inc.	333,648	1,501
Vital Signs, Inc.	46,779	1,496
* Digene Corp.	55,794	1,448
* TriPath Imaging, Inc.	176,837	1,447
* Exelixis, Inc.	178,918	1,442
* Lifecore Biomedical Inc.	205,028	1,435
Meridian Bioscience Inc.	107,816	1,434
Computer Programs and Systems, Inc.	71,053	1,425
* OraSure Technologies, Inc.	225,196	1,419
* VistaCare, Inc.	92,341	1,414
* Inverness Medical Innovations, Inc.	67,831	1,411
* CryoLife Inc.	191,042	1,387
* BioMarin Pharmaceutical Inc.	264,306	1,372
* Cepheid, Inc.	159,111	1,372
* Geron Corp.	228,076	1,366
* Lexicon Genetics Inc.	203,273	1,340
* National Dentex Corp.	47,271	1,332
* Viasys Healthcare Inc.	78,897	1,320
* InterMune Inc.	111,704	1,317
* CTI Molecular Imaging, Inc.	163,106	1,316
* CorVel Corp.	44,010	1,306
* Matria Healthcare, Inc.	46,009	1,303
* NitroMed, Inc.	54,300	1,295
* EPIX Medical, Inc.	66,616	1,286
* ICU Medical, Inc.	49,173	1,280
* Diversa Corp.	153,320	1,280
* Hollis-Eden Pharmaceuticals, Inc.	118,164	1,273
* Advanced Magnetics, Inc.	90,210	1,259
* Laserscope	61,138	1,239
* Pozen Inc.	141,552	1,237
* Curis, Inc.	277,595	1,235
* ABIOMED, Inc.	139,547	1,235
* Guilford Pharmaceuticals, Inc.	246,016	1,230
* Penwest Pharmaceuticals Co.	106,781	1,206
* Oxigene, Inc.	196,680	1,202
* Embrex, Inc.	87,621	1,185
* Albany Molecular Research, Inc.	123,263	1,183
* ImmunoGen, Inc.	232,671	1,175
* Spectranetics Corp.	229,916	1,175
* Maxim Pharmaceuticals, Inc.	437,781	1,169
* CardioDynamics International Corp.	248,481	1,143
* HMS Holdings Corp.	175,579	1,141
* SuperGen, Inc.	184,414	1,140
* Microvision, Inc.	192,140	1,137
* Possis Medical Inc.	72,566	1,136
* VitalWorks Inc.	303,442	1,132
* Closure Medical Corp.	78,625	1,120
* Nanogen, Inc.	291,920	1,118
* Isis Pharmaceuticals, Inc.	227,472	1,115
* InKine Pharmaceutical Co., Inc.	218,831	1,112
* MannKind Corp.	55,181	1,106
* Vical, Inc.	230,329	1,106
* MedCath Corp.	69,700	1,103
* Discovery Laboratories, Inc.	163,574	1,096
* Specialty Laboratories, Inc.	103,437	1,086
* Neogen Corp.	54,696	1,068
* Rochester Medical Corp.	118,155	1,061
* CYTOGEN Corp.	99,430	1,048
* Trimeris, Inc.	68,837	1,036
* La Jolla Pharmaceutical Co.	338,657	1,033
BioLase Technology, Inc.	125,844	1,027
* Cell Genesys, Inc.	114,198	1,024
* Cubist Pharmaceuticals, Inc.	103,465	1,022
* Array BioPharma Inc.	145,959	1,020
* Genta Inc.	374,864	1,008
* Stereotaxis Inc.	102,000	993
* Peregrine Pharmaceuticals, Inc.	616,997	993
Hooper Holmes, Inc.	221,551	993
* Hi-Tech Pharmacal Co., Inc.	61,197	974
* Cypress Bioscience, Inc.	83,048	969
* Maxygen Inc.	97,460	964
* Enpath Medical, Inc.	104,145	953
* SciClone Pharmaceuticals, Inc.	266,843	950
* Cardiac Science, Inc.	486,194	933
* Progenics Pharmaceuticals, Inc.	62,945	922
* Savient Pharmaceuticals Inc.	400,098	920
* Collagenex Pharmaceuticals, Inc.	140,133	918
* Palatin Technologies, Inc.	314,610	916
* Accelrys Inc.	137,815	899
* Orchid Biosciences, Inc.	111,807	898
* Neurogen Corp.	138,466	894
* Merit Medical Systems, Inc.	58,266	880
* Omnicell, Inc.	66,400	878
* Cerus Corp.	363,681	876
* Alliance Imaging, Inc.	113,793	850
* Luminex Corp.	117,086	835
* Idenix Pharmaceuticals Inc.	51,711	827
* Oscient Pharmaceuticals	232,957	827
* Five Star Quality Care, Inc.	114,858	821
* Novoste Corp.	498,203	817
* Sonic Innovations, Inc.	177,666	810
* STAAR Surgical Co.	241,801	798
* Targeted Genetics Corp.	580,703	796
* Novavax, Inc.	253,470	791
* Corgentech Inc.	46,300	790
* Ista Pharmaceuticals Inc.	64,064	781
* Bruker BioSciences Corp.	224,159	776
* Exact Sciences Corp.	234,303	773
* Psychiatric Solutions, Inc.	30,400	771
* Caliper Life Sciences, Inc.	109,593	770
* Immunomedics Inc.	291,929	759
* Titan Pharmaceuticals, Inc.	315,590	751
* GenVec, Inc.	290,718	750
* Synovis Life Technologies, Inc.	76,887	735
* SeraCare Life Sciences, Inc.	58,374	730
* Conceptus, Inc.	78,677	729
* Iridex Corp.	115,397	729
* Cytokinetics, Inc.	54,437	724
* Allscripts Healthcare Solutions, Inc.	80,360	723
* Pharmacopeia Drug Discovery	144,904	710
* Theragenics Corp.	192,741	704
* Exactech, Inc.	34,274	701
* Neurobiological Technologies, Inc.	201,482	697
* Animas Corp.	43,265	697
* ARIAD Pharmaceuticals, Inc.	103,571	693
* Lipid Sciences, Inc.	137,852	691
* Third Wave Technologies	97,858	673
* Corixa Corp.	160,581	668
* OCA Inc.	140,446	666
* Introgen Therapeutics, Inc.	105,834	665
* Illumina, Inc.	111,778	661
* Antigenics, Inc.	109,340	659
* Genaissance Pharmaceuticals, Inc.	205,367	651
* SONUS Pharmaceuticals, Inc.	174,578	648
* Renovis, Inc.	80,859	648
* Quidel Corp.	142,945	648
* Neose Technologies, Inc.	85,268	640
* Prime Medical Services, Inc.	88,167	637
* DOV Pharmaceutical, Inc.	36,428	624
* Pain Therapeutics, Inc.	86,317	621
* Orphan Medical, Inc.	58,585	620
* Abaxis, Inc.	46,500	605
* SIGA Technologies, Inc.	457,049	603
* Vion Pharmaceuticals, Inc.	142,700	601
* NeoPharm, Inc.	70,053	600
* EntreMed, Inc.	342,820	593
* Cholestech Corp.	86,726	586
Young Innovations, Inc.	17,644	582
* Aastrom Biosciences, Inc.	604,000	562
* Cell Therapeutics, Inc.	79,882	548
* Valentis, Inc.	203,336	541
Psychemedics Corp.	44,437	533
* Ciphergen Biosystems, Inc.	133,739	522
* Epimmune Inc.	383,202	513
* Air Methods Corp.	79,038	510
* NMT Medical, Inc.	126,777	494
* US Physical Therapy, Inc.	35,242	479
* Res-Care, Inc.	39,732	471
* IntegraMed America, Inc.	77,034	470
* Allied Healthcare International Inc.	85,126	459
* National Medical Health Card Systems, Inc.	21,810	456
* Allos Therapeutics Inc.	216,200	452
* Sirna Therapeutics, Inc.	145,470	445
* Pharmos Corp.	154,400	445
* Aphton Corp.	123,190	443
* Seattle Genetics, Inc.	67,123	441
* Repligen Corp.	232,708	437
* AVI BioPharma, Inc.	205,600	421
* IMPAC Medical Systems, Inc.	31,058	415
* Gene Logic Inc.	110,860	412
* Cortex Pharmaceuticals, Inc.	158,000	408
* GTx, Inc.	34,571	403
* Cardima, Inc.	894,185	393
* XOMA Ltd.	166,649	387
* Curative Health Services, Inc.	55,851	384
* Durect Corp.	273,188	382
National Healthcare Corp.	13,316	380
* Symbion, Inc.	23,400	377
* IntraBiotics Pharmaceuticals, Inc.	94,206	376
* Kendle International Inc.	70,725	374
* Emisphere Technologies, Inc.	118,366	363
* AVANT Immunotherapeutics, Inc.	212,322	363
* PRAECIS Pharmaceuticals Inc.	164,114	361
* ViroPharma Inc.	185,785	359
* SRI/Surgical Express, Inc.	54,736	353
* Rita Medical Systems, Inc.	95,139	352
* Santarus Inc.	38,700	351
* Interpharm Holdings, Inc.	109,761	346
* Tercica, Inc.	37,900	341
* Aksys, Ltd.	71,698	341
* Sequenom, Inc.	354,083	336
* Virologic, Inc.	167,220	336
* Palomar Medical Technologies, Inc.	15,127	332
* Harvard Bioscience, Inc.	74,785	329
* Aradigm Corp.	256,117	328
* Chronimed Inc.	54,256	327
* Insmed Inc.	191,265	321
* Hanger Orthopedic Group, Inc.	63,956	320
* Lynx Therapeutics, Inc.	134,118	319
* Zonagen, Inc.	87,175	316
* BioSphere Medical Inc.	94,990	312
* Carrington Labs Inc.	82,974	306
* Matritech Inc.	258,993	303
* Sangamo BioSciences, Inc.	60,621	295
* Bentley Pharmaceuticals, Inc.	27,666	293
* Geopharma Inc.	70,545	291
* Superior Consultant Holdings Corp.	44,089	287
* MIM Corp.	49,434	286
* Radiologix Inc.	79,100	281
* Curon Medical Inc.	253,660	276
* Arena Pharmaceuticals, Inc.	63,096	272
* GTC Biotherapeutics, Inc.	153,422	270
* AP Pharma Inc.	194,459	263
* Kosan Biosciences, Inc.	43,901	253
Healthcare Services Group, Inc.	13,866	249
* Columbia Laboratories Inc.	80,399	245
* Encore Medical Corp.	47,876	238
* I-Flow Corp.	16,200	235
* Lanvision Systems, Inc.	65,681	222
* Proxymed Pharmacy, Inc.	22,200	221
* Bioanalytical Systems, Inc.	39,769	218
* Osteotech, Inc.	55,315	218
* Physiometrix, Inc.	104,592	208
* Corcept Therapeutics Inc.	24,896	195
* Avigen, Inc.	50,430	188
* Continucare Corp.	105,519	180
* Tapestry Pharmaceuticals Inc.	170,976	174
* The Immune Response Corp.	144,959	174
* V.I. Technologies, Inc.	191,154	170
D&K Healthcare Resources, Inc.	16,598	163
* Bioject Medical Technologies Inc.	147,376	159
* Immtech International, Inc.	16,200	157
* Retractable Technologies, Inc.	32,792	149
* Barrier Therapeutics Inc.	11,885	145
* Stratagene Holding Corp.	17,918	127
* Microtek Medical Holdings, Inc.	40,240	127
* A.D.A.M., Inc.	43,345	124
* Cytrx Corp.	71,659	123
* Large Scale Biology Corp.	127,456	122
* IVAX Diagnostics, Inc.	20,734	113
* Orthologic Corp.	15,200	107
* MacroChem Corp.	115,200	106
* Biopure Corp.	263,199	105
* aaiPharma Inc.	62,941	98
* Micro Therapeutics, Inc.	21,848	93
* eXegenics Inc.	131,711	91
* Alteon, Inc.	95,268	91
* Phase Forward Inc.	9,700	80
* DepoMed, Inc.	14,000	73
* IGI, Inc.	49,172	61
* Transgenomic, Inc.	49,307	57
* Dynacq Healthcare, Inc	8,412	54
* Precision Optics Corp., Inc.	63,060	54
* Icoria Inc.	109,833	53
* PharmaNetics, Inc.	131,664	51
* LifeCell Corp.	5,100	51
* Applied Imaging Corp.	79,556	48
* Natrol, Inc.	12,720	38
* Avanir Pharmaceuticals Class A	10,200	29
* HealthAxis, Inc.	9,014	20
* Pure Bioscience	6,829	3
* DiaSys Corp.	5,071	3
* SpectRx, Inc.	1,000	-

		6,250,303

Integrated Oils (4.1%)
ExxonMobil Corp.	24,285,913	1,173,738
ChevronTexaco Corp.	7,947,186	426,287
ConocoPhillips Co.	2,546,785	211,001
Occidental Petroleum Corp.	1,454,624	81,357
Marathon Oil Corp.	1,285,076	53,048
Unocal Corp.	983,171	42,276
Amerada Hess Corp.	338,494	30,126
Murphy Oil Corp.	342,221	29,695
Hugoton Royalty Trust	189,730	5,322
* KCS Energy, Inc.	265,411	3,692
* Delta Petroleum Corp.	210,536	2,745
* Giant Industries, Inc.	91,808	2,231
* GMX Resources Inc.	157,182	1,074

		2,062,592

Other Energy (3.0%)
Schlumberger Ltd.	2,192,864	147,602
Devon Energy Corp.	897,722	63,747
Anadarko Petroleum Corp.	929,185	61,661
Apache Corp.	1,210,588	60,663
Burlington Resources, Inc.	1,465,952	59,811
Halliburton Co.	1,639,668	55,240
Baker Hughes, Inc.	1,239,435	54,188
* Transocean Inc.	1,191,464	42,631
Valero Energy Corp.	474,793	38,083
Kerr-McGee Corp.	560,754	32,103
BJ Services Co.	597,490	31,315
XTO Energy, Inc.	961,568	31,232
EOG Resources, Inc.	437,712	28,823
GlobalSantaFe Corp.	873,085	26,760
* Nabors Industries, Inc.	552,720	26,171
* Weatherford International Ltd.	495,778	25,295
* Smith International, Inc.	389,210	23,637
Williams Cos., Inc.	1,938,051	23,450
* Noble Corp.	497,216	22,350
El Paso Corp.	2,320,943	21,330
Sunoco, Inc.	286,890	21,224
ENSCO International, Inc.	561,949	18,359
Diamond Offshore Drilling, Inc.	481,118	15,872
Chesapeake Energy Corp.	993,725	15,731
Pioneer Natural Resources Co.	446,815	15,406
Peabody Energy Corp.	238,499	14,191
* Newfield Exploration Co.	227,952	13,960
Texas Genco Holdings, Inc.	297,593	13,883
* Ultra Petroleum Corp.	278,350	13,653
* Premcor, Inc.	331,980	12,781
Equitable Resources, Inc.	232,726	12,639
Noble Energy, Inc.	216,122	12,587
Patterson-UTI Energy, Inc.	620,732	11,837
CONSOL Energy, Inc.	334,603	11,674
Pogo Producing Co.	237,927	11,290
* Cooper Cameron Corp.	204,054	11,190
* National-Oilwell, Inc.	319,227	10,490
* Rowan Cos., Inc.	396,655	10,472
* Reliant Energy, Inc.	1,107,879	10,337
* NRG Engergy	372,297	10,030
* Pride International, Inc.	505,940	10,013
* Varco International, Inc.	362,422	9,720
* Grant Prideco, Inc.	455,135	9,326
* FMC Technologies Inc.	250,767	8,376
Massey Energy Co.	282,330	8,168
Patina Oil & Gas Corp.	262,758	7,770
* Tesoro Petroleum Corp.	246,094	7,267
Arch Coal, Inc.	203,955	7,238
* Dynegy, Inc.	1,407,146	7,022
* Plains Exploration & Production Co.	286,956	6,847
* Forest Oil Corp.	219,388	6,608
* Evergreen Resources, Inc.	160,390	6,422
* Houston Exploration Co.	101,797	6,042
* Quicksilver Resources, Inc.	184,804	6,038
* Unit Corp.	170,131	5,968
Range Resources Corp.	317,048	5,545
Cabot Oil & Gas Corp.	122,737	5,511
Helmerich & Payne, Inc.	187,661	5,384
* Cimarex Energy Co.	153,949	5,379
* Key Energy Services, Inc.	486,548	5,376
St. Mary Land & Exploration Co.	134,992	5,374
* Encore Acquisition Co.	154,001	5,313
* Denbury Resources, Inc.	202,946	5,155
* Cal Dive International, Inc.	142,597	5,079
Vintage Petroleum, Inc.	242,812	4,873
* Calpine Corp.	1,651,187	4,788
* Magnum Hunter Resources Inc.	411,068	4,744
* Oceaneering International, Inc.	123,268	4,541
* Spinnaker Exploration Co.	126,050	4,417
* Todco	252,000	4,372
* Stone Energy Corp.	99,118	4,337
* Hanover Compressor Co.	319,099	4,292
CARBO Ceramics Inc.	59,357	4,282
Holly Corp.	163,758	4,176
Berry Petroleum Class A	111,477	4,095
* Universal Compression Holdings, Inc.	115,924	3,950
* Petroleum Development Corp.	87,640	3,840
* Remington Oil & Gas Corp.	145,958	3,831
* Comstock Resources, Inc.	181,295	3,793
Penn Virginia Corp.	95,750	3,791
* Swift Energy Co.	155,751	3,732
* The Meridian Resource Corp.	416,339	3,676
Frontier Oil Corp.	148,642	3,509
* Hydrill Co.	81,698	3,509
* Harvest Natural Resources, Inc.	210,813	3,499
* Whiting Petroleum Corp.	113,128	3,439
* Seacor Holdings INC	72,895	3,408
* Superior Energy Services, Inc.	258,337	3,338
* Energy Partners, Ltd.	191,458	3,117
* Oil States International, Inc.	165,389	3,093
* Veritas DGC Inc.	130,399	2,970
* Atwood Oceanics, Inc.	61,688	2,933
* Enbridge Energy Management LLC	61,749	2,757
* Grey Wolf, Inc.	561,821	2,747
* KFX, Inc.	354,197	2,731
* Input/Output, Inc.	255,742	2,637
Resource America, Inc.	111,606	2,633
* FuelCell Energy, Inc.	255,660	2,621
* Brigham Exploration Co.	271,060	2,548
* ATP Oil & Gas Corp.	198,193	2,414
* Goodrich Petroleum Corp.	180,100	2,395
* Syntroleum Corp.	336,877	2,365
* Global Industries Ltd.	382,443	2,363
* TETRA Technologies, Inc.	73,665	2,287
* PetroQuest Energy, Inc.	425,316	2,207
* W-H Energy Services, Inc.	104,693	2,172
* Plug Power, Inc.	332,530	2,132
* Clayton Williams Energy, Inc.	91,032	1,951
RPC Inc.	107,858	1,929
* TransMontaigne Inc.	328,516	1,912
* Callon Petroleum Co.	148,386	1,882
* Newpark Resources, Inc.	304,159	1,825
* McMoRan Exploration Co.	138,292	1,802
* Westmoreland Coal Co.	69,897	1,789
* Toreador Resources Corp.	175,540	1,675
* The Exploration Co. of Delaware, Inc.	352,956	1,606
* Double Eagle Petroleum Co.	100,865	1,513
* FX Energy, Inc.	165,436	1,496
* Parallel Petroleum Corp.	307,328	1,463
* Dril-Quip, Inc.	63,722	1,421
Crosstex Energy, Inc.	31,798	1,307
* Atlas America, Inc.	59,508	1,295
* Abraxas Petroleum Corp.	591,800	1,261
Gulf Island Fabrication, Inc.	53,720	1,198
* Petrohawk Energy Corp.	129,138	1,085
* Royale Energy, Inc.	113,455	1,044
* Parker Drilling Co.	260,965	958
* Torch Offshore, Inc.	375,245	863
Lufkin Industries	20,229	753
* Harken Energy Corp.	1,449,447	739
* Horizon Offshore, Inc.	1,020,647	714
* Capstone Turbine Corp.	422,361	646
* Evergreen Solar, Inc.	224,581	642
* Magellan Petroleum Corp.	439,825	598
Marketwest Energy Partners, LP	11,124	489
* Prime Energy Corp.	23,566	465
* Infinity, Inc.	77,893	396
* Matrix Service Co.	76,951	394
* Global Power Equipment Group Inc.	50,814	377
APCO Argentina Inc.	8,606	290
* Hornbeck Offshore Services, Inc.	17,300	285
* ICO, Inc.	97,528	285
* Wilshire Enterprises, Inc.	38,910	198
* U.S. Energy Systems, Inc.	59,910	47
* T-3 Energy Services, Inc.	977	6

		1,488,592

Materials & Processing (4.2%)
E.I. du Pont de Nemours & Co.	3,705,612	158,600
Dow Chemical Co.	3,488,562	157,613
Alcoa Inc.	3,230,079	108,498
International Paper Co.	1,805,783	72,972
Newmont Mining Corp. (Holding Co.)	1,507,968	68,658
Masco Corp.	1,649,224	56,948
Weyerhaeuser Co.	827,109	54,986
Praxair, Inc.	1,207,519	51,609
Air Products & Chemicals, Inc.	843,993	45,896
Archer-Daniels-Midland Co.	2,415,708	41,019
PPG Industries, Inc.	635,862	38,966
Monsanto Co.	986,099	35,914
Rohm & Haas Co.	826,835	35,529
Georgia Pacific Group	958,711	34,466
Phelps Dodge Corp.	349,067	32,125
* American Standard Cos., Inc.	804,643	31,309
Ecolab, Inc.	956,833	30,083
Avery Dennison Corp.	411,151	27,046
Nucor Corp.	294,400	26,899
Freeport-McMoRan Copper & Gold, Inc. Class B	645,365	26,137
MeadWestvaco Corp.	749,936	23,923
Sherwin-Williams Co.	541,340	23,797
Vulcan Materials Co.	379,944	19,358
Smurfit-Stone Container Corp.	942,026	18,247
United States Steel Corp.	421,749	15,866
Ball Corp.	419,318	15,695
Southern Peru Copper Corp.	297,176	15,352
Lyondell Chemical Co.	666,748	14,975
Sigma-Aldrich Corp.	257,274	14,922
Ashland, Inc.	261,752	14,679
* Sealed Air Corp.	313,822	14,546
Precision Castparts Corp.	241,148	14,481
Temple-Inland Inc.	205,996	13,833
Fluor Corp.	309,851	13,795
Eastman Chemical Co.	288,566	13,721
* Pactiv Corp.	583,946	13,577
The St. Joe Co.	283,005	13,519
* Energizer Holdings, Inc.	289,562	13,349
Engelhard Corp.	462,350	13,108
* International Steel Group, Inc.	364,382	12,280
Lafarge North America Inc.	260,693	12,224
Boise Cascade Corp.	326,517	10,866
Bemis Co., Inc.	398,026	10,580
Louisiana-Pacific Corp.	405,831	10,531
Forest City Enterprise Class A	186,059	10,252
Packaging Corp. of America	396,625	9,705
Sonoco Products Co.	364,473	9,637
Cabot Corp.	232,059	8,951
Valspar Corp.	190,721	8,903
* Owens-Illinois, Inc.	554,640	8,874
The Timken Co.	334,848	8,244
Martin Marietta Materials, Inc.	179,392	8,121
* Jacobs Engineering Group Inc.	209,405	8,018
Bowater Inc.	206,923	7,902
Florida Rock Industries, Inc.	161,101	7,892
* Scotts Co.	121,487	7,793
RPM International, Inc.	432,146	7,627
* IMC Global Inc.	431,367	7,501
Steel Dynamics, Inc.	184,616	7,130
Cytec Industries, Inc.	145,626	7,128
Lubrizol Corp.	204,500	7,076
Worthington Industries, Inc.	323,136	6,899
Hughes Supply, Inc.	228,672	6,876
Harsco Corp.	152,867	6,864
Valhi, Inc.	444,737	6,684
Airgas, Inc.	277,107	6,670
* FMC Corp.	135,771	6,594
Allegheny Technologies Inc.	347,442	6,341
* Crown Holdings, Inc.	614,625	6,337
Corn Products International, Inc.	136,955	6,314
AptarGroup Inc.	136,203	5,989
* Hercules, Inc.	416,127	5,930
Simpson Manufacturing Co.	90,302	5,707
Mueller Industries Inc.	130,402	5,601
Georgia Gulf Corp.	123,003	5,485
Albemarle Corp.	154,914	5,436
* Westlake Chemical Corp.	236,745	5,279
* GrafTech International Ltd.	375,599	5,240
* Millennium Chemicals, Inc.	245,610	5,209
* Stillwater Mining Co.	335,507	5,200
Olin Corp.	259,814	5,196
Potlatch Corp.	109,794	5,139
* Dycom Industries, Inc.	180,482	5,124
* Armor Holdings, Inc.	121,476	5,055
Texas Industries, Inc.	94,903	4,882
* Maverick Tube Corp.	158,202	4,874
York International Corp.	154,128	4,869
Great Lakes Chemical Corp.	189,045	4,840
Reliance Steel & Aluminum Co.	120,947	4,802
Kronos Worldwide, Inc.	119,797	4,756
* AK Steel Corp.	575,601	4,697
Carpenter Technology Corp.	97,034	4,632
LNR Property Corp.	74,574	4,617
* Cleveland-Cliffs Inc.	56,035	4,532
Clarcor Inc.	94,784	4,518
Minerals Technologies, Inc.	76,612	4,509
* OM Group, Inc.	122,997	4,497
* Graphic Packaging Corp.	676,238	4,382
USEC Inc.	420,714	4,363
Brady Corp. Class A	88,703	4,326
Commercial Metals Co.	108,094	4,293
Quanex Corp.	83,600	4,287
* URS Corp.	160,591	4,285
Granite Construction Co.	178,843	4,274
* Hecla Mining Co.	567,942	4,225
* Lone Star Technologies, Inc.	106,294	4,018
* Century Aluminum Co.	140,617	3,899
* Cabot Microelectronics Corp.	105,748	3,833
Crompton Corp.	403,386	3,828
NL Industries, Inc.	207,842	3,806
* WCI Communities, Inc.	162,632	3,789
Acuity Brands, Inc.	157,675	3,748
* Coeur d'Alene Mines Corp.	786,946	3,730
Watsco, Inc.	123,725	3,715
Delta & Pine Land Co.	137,207	3,670
Silgan Holdings, Inc.	78,104	3,616
Schnitzer Steel Industries, Inc. Class A	111,558	3,609
Albany International Corp.	116,881	3,484
Lennox International Inc.	226,957	3,391
Ferro Corp.	152,607	3,328
* Trammell Crow Co.	211,488	3,325
* Trex Co., Inc.	71,994	3,188
Kaydon Corp.	109,003	3,136
MacDermid, Inc.	107,365	3,109
Wausau-Mosinee Paper Corp.	186,577	3,107
* Hexcel Corp.	224,747	3,106
* W.R. Grace & Co.	325,417	3,075
Greif Inc. Class A	71,389	3,009
* Griffon Corp.	142,040	2,997
H.B. Fuller Co.	107,578	2,948
* Caraustar Industries, Inc.	174,460	2,926
* Symyx Technologies, Inc.	123,146	2,900
Brookfield Homes Corp.	109,677	2,890
Bunge Ltd.	72,200	2,887
A. Schulman Inc.	130,719	2,881
AMCOL International Corp.	146,989	2,810
Eagle Materials, Inc.	39,213	2,796
* Oregon Steel Mills, Inc.	164,292	2,732
* USG Corp.	144,959	2,643
Spartech Corp.	104,782	2,630
* Tejon Ranch Co.	69,605	2,621
Longview Fibre Co.	171,553	2,616
* Titanium Metals Corp.	110,635	2,595
* PolyOne Corp.	344,552	2,591
* EMCOR Group, Inc.	68,566	2,579
Arch Chemicals, Inc.	90,088	2,572
* RTI International Metals, Inc.	132,362	2,564
* Ceradyne, Inc.	58,346	2,562
* Rogers Corp.	59,450	2,526
* EnerSys	187,167	2,405
* Quanta Services, Inc.	396,337	2,398
* Shaw Group, Inc.	190,019	2,280
* NCI Building Systems, Inc.	69,889	2,229
* Insituform Technologies Inc. Class A	119,412	2,229
Royal Gold, Inc.	128,866	2,201
* Energy Conversion Devices, Inc.	165,661	2,197
ElkCorp	78,474	2,178
Eagle Materials, Inc. B Shares	31,002	2,139
Cambrex Corp.	97,117	2,132
* NS Group Inc.	114,588	2,120
* DHB Industries, Inc.	139,338	1,979
Alico, Inc.	46,305	1,973
* Material Sciences Corp.	143,828	1,940
Apogee Enterprises, Inc.	148,866	1,925
Rock-Tenn Co.	121,488	1,912
* Avatar Holding, Inc.	43,982	1,867
Tredegar Corp.	101,875	1,854
Glatfelter	149,040	1,847
* Comfort Systems USA, Inc.	274,094	1,809
* A.M. Castle & Co.	176,586	1,792
Barnes Group, Inc.	63,944	1,757
Gibraltar Steel	48,010	1,736
* Jacuzzi Brands, Inc.	183,114	1,703
Aceto Corp.	114,630	1,651
* Encore Wire Corp.	120,585	1,597
* Buckeye Technology, Inc.	142,575	1,590
Chesapeake Corp. of Virginia	66,180	1,590
* Drew Industries, Inc.	43,827	1,571
Ryerson Tull, Inc.	91,136	1,565
Compass Minerals International	69,500	1,543
The Standard Register Co.	145,769	1,531
* WCA Waste Corp.	173,550	1,526
* CompX International Inc.	94,297	1,509
* Interface, Inc.	183,720	1,473
* Terra Industries, Inc.	162,181	1,404
* Northwest Pipe Co.	80,506	1,397
* AAON, Inc.	79,510	1,383
Myers Industries, Inc.	125,990	1,380
* Mobile Mini, Inc.	55,582	1,378
* Lydall, Inc.	146,705	1,364
* Layne Christensen Co.	90,482	1,364
Steel Technologies, Inc.	52,968	1,357
Penford Corp.	76,974	1,340
* Zoltek Cos., Inc.	148,837	1,323
WD-40 Co.	45,244	1,294
CIRCOR International, Inc.	65,117	1,270
* Griffin Land & Nurseries, Inc.	52,872	1,269
Universal Forest Products, Inc.	37,092	1,269
* Constar International Inc.	253,491	1,255
Valmont Industries, Inc.	60,056	1,253
Juno Lighting, Inc.	41,222	1,251
Ameron International Corp.	37,719	1,241
* Wheeling-Pittsburgh Corp.	39,162	1,226
* Huttig Building Products, Inc.	134,760	1,220
* Maxxam Inc.	42,529	1,206
* Bluegreen Corp.	105,200	1,171
Consolidated-Tomoka Land Co.	33,267	1,157
Quaker Chemical Corp.	47,527	1,148
Deltic Timber Corp.	27,838	1,108
* TransPro Inc.	213,136	1,107
* Foamex International, Inc.	287,998	1,057
* NewMarket Corp.	49,804	1,040
Wellman, Inc.	121,893	1,034
* Reading International Inc. Class A	125,414	1,003
Oil-Dri Corp. of America	63,015	960
* Stratus Properties Inc.	71,020	941
* Valence Technology Inc.	271,251	933
LSI Industries Inc.	88,790	927
* EarthShell Corp.	402,304	805
Ennis, Inc.	37,418	801
Ampco-Pittsburgh Corp.	60,218	798
Stepan Co.	32,170	765
* Acmat Corp. Class A	60,847	748
Calgon Carbon Corp.	99,239	717
* Exide Technologies	43,963	697
* Synalloy Corp.	69,495	695
* Brush Engineered Materials Inc.	33,100	686
NN, Inc.	57,949	664
Andersons, Inc.	30,900	644
* Omnova Solutions Inc.	102,396	617
Pope & Talbot, Inc.	34,183	602
* Infrasource Services Inc.	54,800	575
Hawkins, Inc.	45,795	547
American Vanguard Corp.	14,550	520
* U.S. Energy Corp.	215,459	480
* U.S. Concrete, Inc.	77,146	477
* Unifi, Inc.	208,777	476
* Integrated Electrical Services, Inc.	98,626	474
* Medis Technology Ltd.	37,234	419
* Webco Industries, Inc.	92,023	412
Penn Engineering & Manufacturing Corp.	20,094	374
* Perini Corp.	26,105	372
Anchor Glass Container Corp.	44,163	363
* Liquidmetal Technologies Inc.	191,249	362
* Lesco, Inc.	27,100	359
Building Materials Holding Corp.	12,696	349
* Ultralife Batteries, Inc.	29,500	300
* Tarragon Realty Investors Inc. REIT	20,712	269
* Wellsford Real Properties Inc.	17,574	266
MGP Ingredients, Inc.	26,000	258
* First Acceptance Corp.	30,000	215
* Mestek, Inc.	11,422	199
* Beacon Roofing Supply, Inc.	11,000	180
* Badger Paper Mills, Inc.	45,643	179
* Eden Bioscience Corp.	283,660	125
Noland Co.	2,810	121
* Anthony & Sylvan Pools Corp.	26,081	107
* Impreso, Inc.	32,000	78
* American Realty Investors, Inc.	6,070	52
Intermet Corp.	155,765	40
* WHX Corp.	29,344	32
* Shiloh Industries, Inc.	1,700	24
* Corrpro Cos., Inc.	3,200	4
* General Chemical Group Inc.	17,001	1
* BMC Industries, Inc.	211,416	-
* Cone Mills Corp.	104,013	-

		2,126,691

Producer Durables (4.5%)
United Technologies Corp.	1,899,991	177,421
The Boeing Co.	2,966,974	153,155
Illinois Tool Works, Inc.	1,136,317	105,871
* Applied Materials, Inc.	6,292,338	103,761
Caterpillar, Inc.	1,272,775	102,395
Emerson Electric Co.	1,566,629	96,959
Lockheed Martin Corp.	1,652,052	92,152
Northrop Grumman Corp.	1,331,358	71,001
Deere & Co.	924,500	59,677
Danaher Corp.	1,143,620	58,645
Ingersoll-Rand Co.	651,341	44,272
* Xerox Corp.	3,116,001	43,873
* Lexmark International, Inc.	477,175	40,088
* Agilent Technologies, Inc.	1,782,626	38,451
Pitney Bowes, Inc.	867,510	38,257
* KLA-Tencor Corp.	730,013	30,281
Dover Corp.	755,722	29,375
Pulte Homes, Inc.	471,744	28,951
D. R. Horton, Inc.	866,546	28,691
Parker Hannifin Corp.	444,830	26,183
Lennar Corp. Class A	543,998	25,894
Rockwell Collins, Inc.	659,614	24,498
Centex Corp.	459,598	23,191
Molex, Inc.	704,261	21,001
Cooper Industries, Inc. Class A	340,544	20,092
* Waters Corp.	450,943	19,887
W.W. Grainger, Inc.	338,036	19,488
* Thermo Electron Corp.	610,051	16,484
* Novellus Systems, Inc.	565,718	15,042
KB HOME	173,941	14,696
Goodrich Corp.	437,639	13,724
* NVR, Inc.	23,793	13,110
Pentair, Inc.	373,458	13,037
American Power Conversion Corp.	745,439	12,963
* Toll Brothers, Inc.	276,710	12,820
* American Tower Corp. Class A	833,436	12,793
Diebold, Inc.	270,084	12,613
* Crown Castle International Corp.	836,959	12,454
Cummins Inc.	156,362	11,554
Pall Corp.	468,215	11,462
* LAM Research Corp.	498,731	10,912
Tektronix, Inc.	315,263	10,482
Hubbell Inc. Class B	218,017	9,774
* Teradyne, Inc.	721,611	9,670
Donaldson Co., Inc.	322,352	9,152
MDC Holdings, Inc.	121,363	8,872
Graco, Inc.	258,518	8,660
HNI Corp.	216,320	8,562
* Alliant Techsystems, Inc.	139,766	8,456
* Hovnanian Enterprises Inc. Class A	208,120	8,346
Ryland Group, Inc.	89,658	8,308
* Terex Corp.	183,707	7,973
Roper Industries Inc.	137,140	7,880
* United Defense Industries Inc.	196,375	7,853
Steelcase Inc.	550,922	7,713
Plantronics, Inc.	178,064	7,699
Ametek, Inc.	253,550	7,688
* AGCO Corp.	335,763	7,595
* Polycom, Inc.	371,824	7,370
* Andrew Corp.	597,986	7,319
Standard Pacific Corp.	126,663	7,140
Briggs & Stratton Corp.	83,563	6,785
Herman Miller, Inc.	268,372	6,615
Joy Global Inc.	190,175	6,538
Crane Co.	221,496	6,406
IDEX Corp.	184,011	6,249
Mine Safety Appliances Co.	151,393	6,165
Kennametal, Inc.	136,045	6,142
Thomas & Betts Corp.	219,277	5,881
Beazer Homes USA, Inc.	50,943	5,445
* Flowserve Corp.	205,562	4,970
* Headwaters Inc.	159,472	4,921
Lincoln Electric Holdings, Inc.	153,113	4,802
Technical Olympic USA, Inc.	166,915	4,714
Nordson Corp.	132,552	4,551
Engineered Support Systems, Inc.	98,748	4,507
* Actuant Corp.	108,955	4,490
Cognex Corp.	170,980	4,480
* Dionex Corp.	80,673	4,413
* Teledyne Technologies, Inc.	170,433	4,268
* Varian Semiconductor Equipment Associates, Inc.	135,464	4,186
* ESCO Technologies Inc.	58,890	3,990
* Cymer, Inc.	137,191	3,932
* CUNO Inc.	68,072	3,931
* Genlyte Group, Inc.	60,537	3,898
* Taser International Inc.	103,700	3,894
* Meritage Corp.	47,148	3,706
Curtiss-Wright Corp.	61,494	3,519
* Interdigital Communications Corp.	204,355	3,335
* Rayovac Corp.	124,509	3,281
* Ionics, Inc.	120,518	3,254
Belden CDT Inc.	144,753	3,156
Watts Water Technologies, Inc.	117,121	3,145
Franklin Electric, Inc.	78,096	3,093
Federal Signal Corp.	165,836	3,081
* Veeco Instruments, Inc.	144,417	3,028
* William Lyon Homes, Inc.	33,985	3,021
* Axcelis Technologies, Inc.	362,603	3,002
* MKS Instruments, Inc.	194,962	2,987
The Manitowoc Co., Inc.	83,339	2,955
* Moog Inc.	80,188	2,911
* FEI Co.	147,006	2,905
* Technitrol, Inc.	148,960	2,905
* Littelfuse, Inc.	83,070	2,868
* Esterline Technologies Corp.	93,602	2,863
JLG Industries, Inc.	168,065	2,823
Tecumseh Products Co. Class A	64,691	2,709
The Middleby Corp.	50,682	2,668
* Rofin-Sinar Technologies Inc.	90,469	2,658
* Paxar Corp.	117,191	2,658
Kimball International, Inc. Class B	190,296	2,641
* Bucyrus International, Inc.	78,538	2,639
Woodward Governor Co.	37,972	2,563
* Ultratech, Inc.	160,027	2,508
* ATMI, Inc.	121,896	2,496
Baldor Electric Co.	103,661	2,453
A.O. Smith Corp.	98,855	2,407
* Brooks Automation, Inc.	167,762	2,374
* Imagistics International Inc.	69,222	2,326
Regal-Beloit Corp.	96,088	2,324
* Triumph Group, Inc.	68,166	2,306
* General Cable Corp.	212,876	2,265
* Orbital Sciences Corp.	197,678	2,257
* A.S.V., Inc.	59,154	2,214
United Industrial Corp.	66,958	2,202
* Entegris Inc.	261,186	2,178
* Artesyn Technologies, Inc.	215,363	2,149
* Park-Ohio Holdings Corp.	119,819	2,145
* Credence Systems Corp.	295,083	2,125
M/I Homes, Inc.	49,754	2,112
* Power-One, Inc.	323,050	2,093
Applied Industrial Technology, Inc.	57,331	2,049
C & D Technologies, Inc.	105,938	2,015
* Champion Enterprises, Inc.	193,626	1,992
* MTC Technologies, Inc.	71,218	1,968
Applied Signal Technology, Inc.	60,195	1,926
Levitt Corp. Class A	81,045	1,901
MTS Systems Corp.	89,023	1,892
* Gardner Denver Inc.	68,568	1,890
NACCO Industries, Inc. Class A	21,814	1,879
* SBA Communications Corp.	263,820	1,847
* Powerwave Technologies, Inc.	298,591	1,839
Lindsay Manufacturing Co.	66,694	1,789
X-Rite Inc.	122,729	1,788
* Audiovox Corp.	105,837	1,782
* FARO Technologies, Inc.	86,668	1,763
* Kadant Inc.	95,442	1,752
* Palm Harbor Homes, Inc.	103,099	1,737
Stewart & Stevenson Services, Inc.	94,150	1,664
* Presstek, Inc.	168,661	1,631
Lennar Corp. Class B	34,676	1,519
* Arris Group Inc.	289,917	1,513
Tennant Co.	36,733	1,489
* C-COR Inc.	175,910	1,486
* Rudolph Technologies, Inc.	88,237	1,477
* Photronics Inc.	88,573	1,472
* Blount International, Inc.	110,525	1,448
* Cavco Industries, Inc.	36,628	1,383
Thomas Industries, Inc.	42,915	1,348
* Electro Scientific Industries, Inc.	76,668	1,330
* Team, Inc.	85,315	1,319
* Itron, Inc.	75,555	1,318
* Axsys Technologies, Inc.	93,511	1,300
* Applied Films Corp.	71,790	1,293
* Metrologic Instruments, Inc.	79,873	1,266
* Aetrium, Inc.	243,875	1,251
* Photon Dynamics, Inc.	61,185	1,242
* Kulicke & Soffa Industries, Inc.	216,212	1,222
CTS Corp.	96,848	1,220
* Symmetricom Inc.	128,511	1,216
Helix Technology Corp.	88,414	1,202
Woodhead Industries, Inc.	84,375	1,164
* Mykrolis Corp.	114,828	1,156
* EnPro Industries, Inc.	46,460	1,122
* LTX Corp.	204,688	1,107
* Advanced Energy Industries, Inc.	118,548	1,101
* Calamp Corp.	153,449	1,093
* BE Aerospace, Inc.	119,105	1,084
* Magnatek, Inc.	144,978	1,083
Vicor Corp.	106,549	1,077
* Sonic Solutions, Inc.	64,876	1,059
* Mattson Technology, Inc.	137,349	1,056
Met-Pro Corp.	78,169	1,028
Keithley Instruments Inc.	58,570	1,022
* Zygo Corp.	100,737	1,020
* DuPont Photomasks, Inc.	59,697	1,017
* Measurement Specialties, Inc.	40,200	999
* Milacron Inc.	315,968	986
* DDi Corp.	193,419	981
Gorman-Rupp Co.	46,252	942
* Darling International, Inc.	217,991	940
* AZZ Inc.	68,398	938
HEICO Corp.	52,314	925
Curtiss-Wright Corp. Class B	16,860	912
* Mastec Inc.	166,885	876
Paul Mueller Co.	29,681	876
Alamo Group, Inc.	46,761	875
* Virco Manufacturing Corp.	114,415	870
* Active Power, Inc.	315,580	868
* Baldwin Technology Class A	308,619	864
* ADE Corp.	47,313	806
* Tollgrade Communications, Inc.	91,016	800
* Genus, Inc.	358,909	790
* Hovnanian Enterprises	19,300	774
* Asyst Technologies, Inc.	151,451	774
* Perceptron, Inc.	112,506	753
* Pemco Aviation Group, Inc.	27,802	748
* Cavalier Homes, Inc.	130,327	736
Standex International Corp.	29,697	728
Astro-Med, Inc.	67,754	726
* Fairchild Corp.	177,244	705
* Ducommun, Inc.	30,595	684
* Therma-Wave Inc.	196,410	668
Cohu, Inc.	45,049	666
* Allied Motion Technologies, Inc.	112,878	640
* RF Monolithics, Inc.	88,129	620
* Arotech Corp.	377,129	585
* Strategic Diagnostics Inc.	272,436	583
* FSI International, Inc.	137,466	575
Skyline Corp.	14,328	574
* EMCORE Corp.	291,821	572
* Capital Pacific Holdings, Inc.	139,064	556
* American Superconductor Corp.	43,500	540
* Astec Industries, Inc.	27,775	531
* BTU International, Inc.	137,541	525
* TransAct Technologies Inc.	20,144	521
* Orleans Homebuilders, Inc.	22,933	516
* Summa Industries	46,040	508
* TRC Cos., Inc.	26,935	506
* Paragon Technologies, Inc.	53,530	505
* Copper Mountain Networks, Inc.	142,958	500
Robbins & Myers, Inc.	22,077	486
* Tut Systems, Inc.	163,031	447
* Terayon Communications Systems, Inc.	197,270	418
* Katy Industries, Inc.	77,069	410
* Proxim Corp. Class A	509,414	408
* General Binding Corp.	28,771	404
* Applied Innovation Inc.	133,750	389
* Optical Cable Corp.	84,976	387
Cascade Corp.	13,029	362
HEICO Corp. Class A	26,677	360
* Global Payment Tech Inc.	87,082	348
* Somera Communications, Inc.	235,823	330
Hubbell Inc. Class A	7,600	320
* Bell Industries, Inc.	107,698	303
* SatCon Technology Corp.	158,588	300
* Distributed Energy Systems Corp.	163,042	297
* Viisage Technology, Inc.	51,300	295
* Powell Industries, Inc.	16,975	286
Tech/Ops Sevcon, Inc.	46,681	277
* Semitool, Inc.	33,471	254
SpectraLink Corp.	25,773	245
* Peco II, Inc.	351,427	235
* Electroglas, Inc.	74,154	221
* August Technology Corp.	32,040	220
* Catalytica Energy Systems, Inc.	101,914	215
* Aerosonic Corp.	44,254	194
* General Bearing Corp.	36,504	165
* Dominion Homes, Inc.	6,522	155
* LMI Aerospace, Inc.	89,603	150
* Versar Inc.	36,000	144
* The Allied Defense Group, Inc.	7,500	139
* American Access Technologies Inc.	70,247	131
* Beacon Power Corp.	243,364	129
* Airnet Communications Corp.	268,624	86
* ZEVEX International, Inc.	14,407	85
Collins Industries, Inc.	15,800	82
* Flanders Corp.	4,100	35
* Color Kinetics Inc.	2,300	29
* Andrea Radio Corp.	124,782	11
* Oakwood Homes Corp.	81,969	3
* DT Industries, Inc.	525,268	2

		2,243,098

Technology (13.0%)
Microsoft Corp.	40,374,854	1,116,365
International Business Machines Corp.	6,388,676	547,765
Intel Corp.	23,821,600	477,861
* Cisco Systems, Inc.	25,108,215	454,459
* Dell Inc.	9,368,939	333,534
QUALCOMM Inc.	6,044,586	235,981
* Oracle Corp.	19,201,259	216,590
Hewlett-Packard Co.	11,323,489	212,316
Motorola, Inc.	8,704,947	157,037
Texas Instruments, Inc.	6,428,221	136,793
* EMC Corp.	8,986,914	103,709
General Dynamics Corp.	742,419	75,801
* Symantec Corp.	1,170,297	64,226
Raytheon Co.	1,675,119	63,621
* Corning, Inc.	5,175,161	57,341
Computer Associates International, Inc.	2,171,661	57,115
* Apple Computer, Inc.	1,411,261	54,686
Analog Devices, Inc.	1,388,067	53,829
* Lucent Technologies, Inc.	16,002,938	50,729
Maxim Integrated Products, Inc.	1,196,672	50,607
* Sun Microsystems, Inc.	12,351,106	49,899
* Juniper Networks, Inc.	1,967,921	46,443
Adobe Systems, Inc.	890,411	44,049
Linear Technology Corp.	1,148,994	41,640
Electronic Data Systems Corp.	1,890,245	36,652
Xilinx, Inc.	1,288,887	34,800
* Computer Sciences Corp.	696,619	32,811
* Broadcom Corp.	1,196,115	32,642
* Intuit, Inc.	711,348	32,295
* Network Appliance, Inc.	1,328,834	30,563
* Veritas Software Corp.	1,607,285	28,610
* Altera Corp.	1,406,493	27,525
* Micron Technology, Inc.	2,269,638	27,304
* PeopleSoft, Inc.	1,362,445	27,045
Rockwell Automation, Inc.	694,501	26,877
* Affiliated Computer Services, Inc. Class A	481,469	26,803
L-3 Communications Holdings, Inc.	397,042	26,602
Seagate Technology	1,717,376	23,219
* Avaya Inc.	1,650,918	23,014
* Freescale Semiconductor Inc.	1,485,381	21,241
* National Semiconductor Corp.	1,334,514	20,672
Microchip Technology, Inc.	764,536	20,520
Autodesk, Inc.	420,834	20,465
* Solectron Corp.	3,571,088	17,677
* SanDisk Corp.	601,386	17,512
* NCR Corp.	352,046	17,458
* JDS Uniphase Corp.	5,116,951	17,244
* Jabil Circuit, Inc.	746,837	17,177
* Advanced Micro Devices, Inc.	1,317,998	17,134
* Zebra Technologies Corp. Class A	266,292	16,246
* Cognizant Technology Solutions Corp.	487,946	14,887
Scientific-Atlanta, Inc.	570,125	14,778
* Tellabs, Inc.	1,551,694	14,260
Applera Corp.-Applied Biosystems Group	750,804	14,168
* Siebel Systems, Inc.	1,877,156	14,154
* Comverse Technology, Inc.	728,132	13,711
* Sanmina-SCI Corp.	1,937,770	13,661
Harris Corp.	247,763	13,612
* Cadence Design Systems, Inc.	1,018,049	13,275
* BMC Software, Inc.	837,996	13,249
* Unisys Corp.	1,239,962	12,796
* Mercury Interactive Corp.	345,957	12,067
* McAfee Inc.	585,844	11,775
* NAVTEQ Corp.	325,438	11,599
* Amphenol Corp.	328,168	11,243
Symbol Technologies, Inc.	888,806	11,235
* Citrix Systems, Inc.	633,981	11,107
* Storage Technology Corp.	418,221	10,564
* BEA Systems, Inc.	1,528,525	10,562
* QLogic Corp.	352,130	10,427
* Ceridian Corp.	553,333	10,187
* Arrow Electronics, Inc.	428,871	9,684
* Ingram Micro, Inc. Class A	578,784	9,318
* Synopsys, Inc.	579,247	9,169
* Novell, Inc.	1,428,596	9,014
* NVIDIA Corp.	617,768	8,970
National Instruments Corp.	293,558	8,886
* SpectraSite, Inc.	181,960	8,461
* International Rectifier Corp.	246,159	8,443
* Cree, Inc.	276,238	8,434
* Red Hat, Inc.	681,185	8,338
Intersil Corp.	522,169	8,318
PerkinElmer, Inc.	476,436	8,204
* Vishay Intertechnology, Inc.	597,382	7,706
* Avnet, Inc.	448,364	7,676
AVX Corp.	646,834	7,665
Acxiom Corp.	319,511	7,585
* Compuware Corp.	1,442,252	7,428
* FLIR Systems, Inc.	125,527	7,343
Reynolds & Reynolds Class A	291,942	7,202
* Gateway, Inc.	1,388,256	6,872
* Perot Systems Corp.	427,787	6,870
* UTStarcom, Inc.	424,097	6,832
* Western Digital Corp.	776,216	6,823
ADTRAN Inc.	296,593	6,727
* TIBCO Software Inc.	780,226	6,640
* Akamai Technologies, Inc.	467,514	6,569
* MEMC Electronic Materials, Inc.	771,717	6,544
* BearingPoint, Inc.	731,656	6,541
* Atmel Corp.	1,768,226	6,401
* Silicon Laboratories Inc.	192,635	6,374
* Fairchild Semiconductor International, Inc.	444,335	6,296
* 3Com Corp.	1,464,296	6,179
* LSI Logic Corp.	1,423,393	6,135
* Trimble Navigation Ltd.	190,081	6,007
* Rambus Inc.	380,862	5,976
* Salesforce.com, Inc.	377,561	5,901
* Integrated Circuit Systems, Inc.	270,351	5,813
* CACI International, Inc.	108,475	5,725
* Avid Technology, Inc.	118,208	5,540
* Brocade Communications Systems, Inc.	975,087	5,509
* Skyworks Solutions, Inc.	579,300	5,503
* ADC Telecommunications, Inc.	3,009,601	5,447
* PalmOne, Inc.	178,430	5,431
* Semtech Corp.	280,841	5,384
* Parametric Technology Corp.	998,608	5,273
* Advanced Fibre Communications, Inc.	329,158	5,234
* Macromedia, Inc.	257,250	5,166
* Sonus Networks, Inc.	915,268	5,153
* Sybase, Inc.	361,270	4,982
* Anteon International Corp.	135,082	4,951
* SRA International, Inc.	95,889	4,944
* Hyperion Solutions Corp.	145,428	4,943
* Varian, Inc.	129,765	4,914
* Foundry Networks, Inc.	505,045	4,793
* Maxtor Corp.	921,453	4,792
* Avocent Corp.	183,398	4,774
Anixter International Inc.	134,943	4,735
Imation Corp.	132,358	4,711
* Websense, Inc.	113,041	4,710
* Gartner, Inc. Class A	402,371	4,704
* RSA Security Inc.	236,490	4,564
* Benchmark Electronics, Inc.	153,026	4,560
* Intergraph Corp.	167,519	4,551
* Agere Systems Inc. Class A	4,314,159	4,530
* Macrovision Corp.	183,570	4,420
* RF Micro Devices, Inc.	692,662	4,391
* The Titan Corp.	314,244	4,390
* WebEx Communications, Inc.	199,792	4,359
* CommScope, Inc.	200,778	4,337
* DRS Technologies, Inc.	114,334	4,281
* CIENA Corp.	2,113,121	4,184
* AMIS Holdings Inc.	307,400	4,156
* Cypress Semiconductor Corp.	465,526	4,115
* ScanSource, Inc.	62,721	4,002
* Siliconix, Inc.	111,183	3,984
* Quest Software, Inc.	353,318	3,929
* Coherent, Inc.	151,373	3,927
* Tekelec	232,105	3,872
* Sycamore Networks, Inc.	1,014,297	3,834
* ANSYS, Inc.	77,092	3,834
* Keane, Inc.	244,865	3,761
* Integrated Device Technology Inc.	393,371	3,749
* F5 Networks, Inc.	121,105	3,689
* Altiris, Inc.	115,638	3,660
* Applied Micro Circuits Corp.	1,153,692	3,611
* CSG Systems International, Inc.	231,252	3,564
* Ditech Communications Corp.	156,805	3,511
* Emulex Corp.	304,465	3,507
* Micrel, Inc.	334,177	3,479
* Silicon Image, Inc.	274,370	3,468
* Digital River, Inc.	114,271	3,403
* MICROS Systems, Inc.	67,461	3,378
* Zoran Corp.	207,018	3,254
* Electronics for Imaging, Inc.	199,478	3,240
* Novatel Wireless, Inc.	132,947	3,124
* UNOVA, Inc.	220,110	3,093
* Verint Systems Inc.	83,193	3,065
* Internet Security Systems, Inc.	179,892	3,058
* Synaptics Inc.	151,683	3,058
* Dendrite International, Inc.	185,615	2,992
* DSP Group Inc.	141,233	2,973
* SafeNet, Inc.	111,063	2,930
* Hutchinson Technology, Inc.	109,483	2,926
* Ascential Software Corp.	213,949	2,882
* Adaptec, Inc.	378,143	2,874
* RealNetworks, Inc.	615,487	2,868
* ON Semiconductor Corp.	912,484	2,856
* Aeroflex, Inc.	266,647	2,818
* OmniVision Technologies, Inc.	198,454	2,808
* Manhattan Associates, Inc.	114,594	2,798
* Mentor Graphics Corp.	253,579	2,780
* InVision Technologies, Inc.	61,503	2,767
* KEMET Corp.	338,655	2,740
* Conexant Systems, Inc.	1,685,301	2,713
* Wind River Systems Inc.	219,579	2,679
* Transaction Systems Architects, Inc.	143,150	2,660
* SERENA Software, Inc.	158,905	2,658
* Intermagnetics General Corp.	113,985	2,639
* Opsware, Inc.	457,739	2,568
* Sapient Corp.	331,143	2,527
* Jupitermedia Corp.	141,547	2,520
Cubic Corp.	109,733	2,513
* Power Integrations, Inc.	122,742	2,508
* Daktronics, Inc.	102,561	2,508
* Progress Software Corp.	125,728	2,502
Black Box Corp.	67,533	2,495
* FileNET Corp.	141,592	2,472
* Mercury Computer Systems, Inc.	89,012	2,396
Syntel, Inc.	143,334	2,369
* j2 Global Communications, Inc.	74,773	2,362
* Lexar Media, Inc.	279,535	2,345
* Vitesse Semiconductor Corp.	849,164	2,318
* McDATA Corp. Class A	460,283	2,315
* PDF Solutions, Inc.	190,084	2,310
* Amkor Technology, Inc.	631,838	2,306
* Telular Corp.	217,822	2,289
* Aspect Communications Corp.	229,102	2,275
* Tessera Technologies, Inc.	102,872	2,273
* Witness Systems, Inc.	140,372	2,256
* Magma Design Automation, Inc.	148,236	2,235
* FormFactor Inc.	114,300	2,214
* II-VI, Inc.	63,038	2,207
* Silicon Storage Technology, Inc.	345,907	2,203
* Borland Software Corp.	257,657	2,151
EDO Corp.	77,195	2,142
* Stratasys, Inc.	67,850	2,141
* Microsemi Corp.	151,304	2,133
* Ariba, Inc.	228,267	2,132
* Exar Corp.	147,426	2,088
* Epicor Software Corp.	171,090	2,058
* Identix, Inc.	308,821	2,057
* NetIQ Corp.	191,002	2,044
Agilysys, Inc.	116,907	2,021
* Diodes Inc.	77,285	1,991
* Lattice Semiconductor Corp.	401,851	1,973
* SigmaTel Inc.	92,300	1,958
Inter-Tel, Inc.	89,909	1,944
* DigitalNet Holdings, Inc.	64,332	1,944
* Agere Systems Inc. Class B	1,900,700	1,939
* Checkpoint Systems, Inc.	123,640	1,925
* Sigma Designs, Inc.	205,274	1,919
* MicroStrategy Inc.	46,604	1,915
* Advanced Digital Information Corp.	218,723	1,903
* Verity, Inc.	146,213	1,883
* ViaSat, Inc.	93,358	1,876
* Inet Technologies, Inc.	148,625	1,870
* InterVoice, Inc.	171,973	1,852
* Tyler Technologies, Inc.	209,047	1,848
* TriQuint Semiconductor, Inc.	472,782	1,844
* Extreme Networks, Inc.	412,333	1,835
* Informatica Corp.	308,776	1,806
* Pixelworks, Inc.	177,210	1,774
* Neoware Systems, Inc.	213,202	1,770
* InFocus Corp.	189,773	1,738
* Actuate Software Corp.	479,638	1,693
* Newport Corp.	146,787	1,684
* Ixia	171,910	1,671
* Virage Logic Corp.	133,874	1,651
* ManTech International Corp.	88,044	1,648
* Comtech Telecommunications Corp.	60,296	1,634
* OPNET Technologies, Inc.	159,065	1,632
* Sipex Corp.	305,092	1,602
* Actel Corp.	104,906	1,595
* Kanbay International Inc.	74,637	1,587
* Equinix, Inc.	51,043	1,571
* Artisan Components, Inc.	53,430	1,555
* NVE Corp.	46,478	1,536
* I.D. Systems, Inc.	108,577	1,528
* MIPS Technologies, Inc.	265,491	1,513
* Niku Corp.	99,029	1,505
* Cirrus Logic, Inc.	314,961	1,502
* SeeBeyond Technology Corp.	484,803	1,493
* IPIX Corp.	200,975	1,475
* Keynote Systems Inc.	104,131	1,474
* Openwave Systems Inc.	166,947	1,472
* Standard Microsystem Corp.	83,812	1,468
* PalmSource, Inc.	70,280	1,458
* SonicWALL, Inc.	215,299	1,455
* Datastream Systems, Inc.	224,175	1,450
* Harmonic, Inc.	215,524	1,433
* Silicon Graphics, Inc.	1,000,152	1,430
* SeaChange International, Inc.	89,347	1,429
* Netegrity, Inc.	189,164	1,421
* Answerthink Consulting Group, Inc.	262,868	1,406
* RadiSys Corp.	100,490	1,402
* Fargo Electronics	143,390	1,389
* Quantum Corp.	598,291	1,382
Lowrance Electronics, Inc.	56,269	1,380
* MRV Communications Inc.	546,190	1,365
* Digi International, Inc.	117,712	1,345
* NetSolve, Inc.	124,226	1,345
* Ciber, Inc.	178,877	1,345
* Captiva Software Corp.	119,930	1,343
Bel Fuse, Inc. Class B	40,350	1,335
* Zhone Technologies	434,319	1,333
* EMS Technologies, Inc.	77,079	1,330
* Echelon Corp.	168,343	1,327
* Corvis Corp.	1,637,693	1,310
* Stellent Inc.	169,366	1,306
* TechTeam Global, Inc.	138,980	1,302
* Ulticom, Inc.	87,977	1,299
* Aspen Technologies, Inc.	185,742	1,298
* Lawson Software Inc.	231,200	1,295
* TTM Technologies, Inc.	145,339	1,292
Talx Corp.	55,884	1,290
* SiRF Technology Holdings, Inc.	89,900	1,279
* Enterasys Networks, Inc.	795,125	1,272
* Hifn, Inc.	144,071	1,264
* webMethods, Inc.	236,487	1,258
* Packeteer, Inc.	115,956	1,253
* Dynamics Research Corp.	76,204	1,253
* Micromuse Inc.	338,565	1,246
Iomega Corp.	263,524	1,225
* Applix, Inc.	278,329	1,225
* NETGEAR, Inc.	99,962	1,222
* ESS Technology, Inc.	177,754	1,218
* Lionbridge Technologies, Inc.	141,573	1,216
* Mobius Management Systems, Inc.	134,036	1,213
* SupportSoft, Inc.	124,225	1,210
* Infonet Services Corp.	732,994	1,202
* Plexus Corp.	108,734	1,200
* Remec, Inc.	254,284	1,198
* NetScout Systems, Inc.	222,869	1,188
* Interwoven Inc.	163,949	1,187
* Visual Networks, Inc.	452,023	1,180
* Clarus Corp.	134,145	1,174
* Digitas Inc.	151,626	1,172
* Kopin Corp.	287,568	1,170
* Pinnacle Systems, Inc.	279,291	1,165
* Netlogic Microsystems Inc.	176,218	1,161
* Docucorp International, Inc.	136,150	1,157
* Carrier Access Corp.	165,023	1,147
* PEC Solutions, Inc.	97,744	1,146
* Paradyne Networks, Inc.	246,878	1,136
* Agile Software Corp.	140,988	1,118
* MatrixOne, Inc.	219,773	1,112
* Mechanical Technology Inc.	276,363	1,111
* ScanSoft, Inc.	265,262	1,082
* Interlink Electronics Inc.	128,865	1,063
* Integrated Silicon Solution, Inc.	146,049	1,062
* COMARCO, Inc.	166,268	1,038
Methode Electronics, Inc. Class A	80,499	1,030
* Tier Technologies, Inc.	105,609	1,019
* MapInfo Corp.	92,329	997
Integral Systems, Inc.	50,783	991
* Mapics Inc.	109,354	990
* Genesis Microchip Inc.	73,182	988
* SBS Technologies, Inc.	78,740	961
* Vignette Corp.	716,870	953
* Anaren, Inc.	70,364	947
* Safeguard Scientifics, Inc.	500,912	937
* Komag, Inc.	66,800	929
* Dot Hill Systems Corp.	114,357	917
* FalconStor Software, Inc.	122,784	915
* Net2Phone, Inc.	271,795	875
* Blackboard Inc.	50,980	875
QAD Inc.	125,168	872
* Verisity Ltd.	124,467	865
* Zix Corp.	185,667	850
* Secure Computing Corp.	111,983	850
* Kana Software, Inc.	502,136	849
* AuthentiDate Holding Corp.	139,144	843
* Gerber Scientific, Inc.	127,609	841
* Pericom Semiconductor Corp.	86,409	835
* VA Software Corp.	422,485	828
* PLX Technology, Inc.	112,100	808
* Cray Inc.	223,548	789
* Drexler Technology Corp.	85,793	786
* Pegasystems Inc.	112,566	786
* All American Semiconductor, Inc.	127,639	782
* LCC International, Inc. Class A	243,324	774
* IXYS Corp.	107,667	773
* The TriZetto Group, Inc.	132,286	771
* Bell Microproducts Inc.	98,017	761
* OSI Systems Inc.	47,027	757
* Bioveris Corp.	121,545	755
* Research Frontiers, Inc.	118,672	755
* ePlus Inc.	72,080	754
Park Electrochemical Corp.	35,354	750
* Atheros Communications	73,293	748
* NetManage, Inc.	137,244	745
* Mindspeed Technologies, Inc.	371,838	744
* NYFIX, Inc.	121,529	739
* Inforte Corp.	106,454	735
* Merix Corp.	70,580	731
* Avanex Corp.	355,296	725
* Online Resources Corp.	101,711	722
* Sirenza Microdevices, Inc.	169,712	720
* MSC Software Corp.	89,124	717
* Embarcadero Technologies, Inc.	83,917	710
* Westell Technologies, Inc.	136,180	704
* MRO Software Inc.	70,225	702
* SYNNEX Corp.	39,600	701
SS&C Technologies, Inc.	35,833	700
* EPIQ Systems, Inc.	44,301	690
* Finisar Corp.	530,138	689
* Universal Display Corp.	80,861	681
* Concurrent Computer Corp.	405,157	681
* eCollege.com Inc.	70,157	677
* Avici Systems Inc.	108,799	677
* Herley Industries Inc.	36,114	675
* Blue Coat Systems, Inc.	46,683	672
* @ Road, Inc.	159,266	672
* Open Solutions Inc.	26,700	667
* iGATE Corp.	180,310	664
* KVH Industries, Inc.	91,757	662
* PC-Tel, Inc.	79,880	660
* JDA Software Group, Inc.	60,708	657
* The Ultimate Software Group, Inc.	53,147	653
* Roxio, Inc.	125,252	644
* BindView Development Corp.	190,851	634
* SPSS, Inc.	46,783	624
* Oplink Communications, Inc.	346,899	621
* Concord Communications, Inc.	69,318	619
* Ramtron International Corp.	214,097	617
* Alliance Semiconductor Corp.	177,750	615
Sunrise Telecom Inc.	216,160	614
* Captaris Inc.	142,533	607
* Apropos Technology, Inc.	194,430	605
* Supertex, Inc.	31,069	604
* Wave Systems Corp.	661,632	602
* Sykes Enterprises, Inc.	131,063	602
* Intellisync Corp.	285,846	600
* On2 Technologies, Inc.	902,207	595
* Merge Technologies, Inc.	34,193	590
* Network Equipment Technologies, Inc.	89,241	590
* Ansoft Corp.	37,064	589
* QuickLogic Corp.	243,212	589
* WatchGuard Technologies, Inc.	125,731	588
* Computer Horizons Corp.	135,396	586
* Stratex Networks, Inc.	260,268	583
* E.piphany Inc.	144,402	582
* Transmeta Corp.	461,489	581
* Viewpoint Corp.	249,539	574
* Motive, Inc.	50,000	562
BEI Technologies, Inc.	20,462	561
* SAFLINK Corp.	213,714	556
* Retek Inc.	121,754	555
* ActivCard Corp.	90,375	555
* BroadVision, Inc.	189,304	555
* Excel Technology, Inc.	21,320	550
* Glenayre Technologies, Inc.	303,564	546
* Computer Task Group, Inc.	174,035	541
* Xybernaut Corp.	483,040	541
* Covansys Corp.	46,720	539
* Zomax Inc.	167,263	537
* Nuance Communications Inc.	125,883	535
* Convera Corp.	144,521	533
* TippingPoint Technologies Inc.	22,332	533
* Concur Technologies, Inc.	50,623	531
Celeritek, Inc.	154,095	530
* Ebix, Inc.	40,374	529
* Forgent Networks, Inc.	350,266	518
* Nu Horizons Electronics Corp.	80,995	514
* Astea International, Inc.	68,567	512
* Manugistics Group, Inc.	215,081	512
* Bottomline Technologies, Inc.	53,500	506
* Analysts International Corp.	114,797	503
* Argonaut Technologies Inc.	539,492	502
* Overland Storage, Inc.	35,746	500
* Ceva, Inc.	62,633	495
* Innovex, Inc.	120,472	490
* Micro Linear Corp.	90,893	484
* White Electronic Designs Corp.	97,552	478
* Vyyo Inc.	83,984	474
* Chordiant Software, Inc.	161,259	469
* CompuCom Systems, Inc.	101,454	465
* WorldGate Communications, Inc.	273,617	460
* Aether Systems, Inc.	137,771	457
* ANADIGICS, Inc.	135,190	456
* TranSwitch Corp.	359,371	453
* Radiant Systems, Inc.	111,822	450
* Pomeroy IT Solutions, Inc.	35,344	447
* ONYX Software Corp.	123,292	445
TSR, Inc.	72,300	442
* Click Commerce, Inc.	86,332	442
* Tumbleweed Communications Corp.	173,384	439
* Phoenix Technologies Ltd.	87,582	437
* Saba Software, Inc.	106,824	432
* NMS Communications Corp.	88,047	430
* ImageWare Systems, Inc.	182,600	429
* Plumtree Software, Inc.	125,200	426
* 3D Systems Corp.	34,899	419
* MetaSolv, Inc.	159,023	409
* Crossroads Systems, Inc.	272,644	406
* American Power Technology, Inc.	46,508	396
* Norstan, Inc.	123,408	395
* Redback Networks Inc.	74,450	389
* Selectica, Inc.	100,865	382
* Aware, Inc.	156,317	370
* Numerex Corp.	98,406	353
* RightNow Technologies Inc.	27,800	348
* Vitria Technology, Inc.	112,000	348
* Audible, Inc.	19,300	346
* Optical Communication Products, Inc.	165,247	345
* Corio, Inc.	220,863	345
* Planar Systems, Inc.	30,571	343
* Centra Software, Inc.	205,790	342
* Blackbaud, Inc.	34,812	341
* Entrust, Inc.	131,457	333
* Extended Systems Inc.	133,718	330
* The SCO Group, Inc.	85,667	329
* Interactive Intelligence Inc.	98,865	325
* Braun Consulting, Inc.	140,844	324
* SAVVIS Communications Corp.	253,179	316
* Loudeye Corp.	292,891	316
* Sumtotal Systems Inc.	63,417	314
* Trident Microsystems, Inc.	30,850	311
* Catapult Communications Corp.	16,412	309
* Vastera, Inc.	173,581	307
* Centillium Communications, Inc.	125,678	299
Bel Fuse, Inc. Class A	10,580	297
* Datawatch Corp.	74,576	287
* Omtool, Ltd.	33,144	284
* Versant Corp.	358,592	283
* Leadis Technology Inc.	24,575	277
* Volterra Semiconductor Corp.	22,300	277
* Superconductor Technologies Inc.	253,960	277
* Network Engines, Inc.	152,329	276
* WJ Communications, Inc.	111,088	271
* Cherokee International Corp.	32,241	271
* eLoyalty Corp.	43,869	263
* Intraware, Inc.	220,226	260
* Verso Technologies, Inc.	265,044	252
* California Micro Devices Corp.	32,200	249
* Art Technology Group, Inc.	267,840	241
* Monolithic System Technology, Inc.	55,292	240
* Insightful Corp.	118,358	231
* Cosine Communications, Inc.	69,281	220
* Digimarc Corp.	23,942	216
* Computer Network Technology Corp.	53,048	216
* HEI, Inc.	105,250	216
* SteelCloud Inc.	93,884	211
* ACT Teleconferencing, Inc.	166,778	210
* SimpleTech, Inc.	57,163	209
Sypris Solutions, Inc.	15,322	209
* Interland, Inc.	58,520	208
* MTI Technology Corp.	116,469	206
* Innovative Solutions and Support, Inc.	7,700	189
* I-many, Inc.	191,693	186
* InterVideo Inc.	14,302	172
* Staktek Holdings Inc.	42,503	166
* Three-Five Systems, Inc.	60,050	165
* Mobility Electronics, Inc.	19,660	162
* Lantronix, Inc.	156,839	162
* Merisel, Inc.	37,984	159
* Internet Capital Group Inc	24,231	157
* Stratos International Inc.	35,011	156
* Quovadx, Inc.	81,356	155
* Digital Lightwave, Inc.	136,520	154
* Netopia, Inc.	70,688	151
* VIA NET.WORKS, Inc.	223,374	145
* Segue Software, Inc.	33,307	145
* Datalink Corp.	70,300	143
* NASSDA Corp.	38,639	137
* Blue Martini Software, Inc.	49,942	136
* BSQUARE Corp.	205,047	127
* Terremark Worldwide, Inc.	192,100	123
* Alanco Technologies, Inc.	115,487	120
* Primus Knowledge Solutions, Inc.	102,137	120
* SCM Microsystems, Inc.	42,822	117
* Ezenia!, Inc.	102,053	115
* ACE	87,366	96
* Tripath Technology Inc.	55,776	95
* Technology Solutions Co.	108,739	94
* Verilink Corp.	51,921	93
* Amtech Systems, Inc.	18,932	81
* Critical Path, Inc.	116,688	76
* Evolving Systems, Inc.	24,293	75
* Applied Digital Solutions, Inc.	32,670	72
* Direct Insite Corp.	30,651	64
* LightPath Technologies, Inc. Class A	11,807	58
* NaviSite, Inc.	21,969	57
* Infocrossing, Inc.	3,500	55
* AXT, Inc.	32,652	48
* Pemstar Inc.	25,578	47
* Artisoft, Inc.	16,051	45
* Kintera Inc.	4,400	42
* Ampex Corp. Class A	17,507	35
* Channell Commercial Corp.	9,450	33
* Cogent Communications Group, Inc.	97,270	33
* GraphOn Corp.	113,770	33
* Callidus Software Inc.	7,200	29
* The A Consulting Team, Inc.	4,635	28
* Storage Computer Corp.	78,329	27
ePresence, Inc. - Escrow	194,749	25
* Navidec, Inc.	7,254	23
Dynabazaar, Inc.	65,665	20
* Network-1 Security Solutions, Inc.	39,125	20
* DSL.Net, Inc.	82,929	16
* Versata, Inc.	6,605	11
* Datakey, Inc.	13,300	9
* eGain Communications Corp.	9,782	6
* NexPrise, Inc.	4,253	5
* M-WAVE, Inc.	4,000	5
* Covad Communications Group, Inc.	1,699	3
* Microstrategy Inc. Warrants Exp. 6/24/2007	16,344	1
Auspex Systems, Inc.	116,823	1
* Media 100 Inc.	93,278	1
* GoAmerica, Inc.	2,019	1
* ProcureNet, Inc.	22,500	-

		6,549,364

Utilities (6.7%)
Verizon Communications Inc.	10,280,454	404,844
SBC Communications Inc.	12,298,360	319,143
* Comcast Corp. Class A	7,707,082	217,648
BellSouth Corp.	6,798,370	184,372
* AT&T Wireless Services Inc.	10,127,848	149,690
Sprint Corp.	5,291,183	106,512
* Nextel Communications, Inc.	4,002,727	95,425
Exelon Corp.	2,451,484	89,945
Southern Co.	2,740,581	82,163
Dominion Resources, Inc.	1,226,322	80,018
Duke Energy Corp.	3,482,388	79,712
* Cox Communications, Inc. Class A	2,244,347	74,355
ALLTEL Corp.	1,144,724	62,857
TXU Corp.	1,107,263	53,060
Entergy Corp.	842,656	51,073
FirstEnergy Corp.	1,224,910	50,319
* PG&E Corp.	1,555,841	47,298
FPL Group, Inc.	687,944	47,000
American Electric Power Co., Inc.	1,469,280	46,958
AT&T Corp.	2,933,149	42,003
Progress Energy, Inc.	916,456	38,803
Consolidated Edison Inc.	896,688	37,697
Public Service Enterprise Group, Inc.	873,300	37,203
Ameren Corp.	721,460	33,295
PPL Corp.	701,569	33,100
Edison International	1,209,964	32,076
Sempra Energy	860,813	31,153
Kinder Morgan, Inc.	457,650	28,750
DTE Energy Co.	645,403	27,230
Cinergy Corp.	670,583	26,555
Constellation Energy Group, Inc.	651,624	25,961
Xcel Energy, Inc.	1,485,448	25,728
* AES Corp.	2,400,442	23,980
KeySpan Corp.	590,713	23,156
* Cablevision Systems NY Group Class A	1,140,550	23,130
* Qwest Communications International Inc.	6,639,163	22,108
NiSource, Inc.	976,309	20,512
* NTL Inc.	324,966	20,171
MCI Inc.	1,171,599	19,624
* Comcast Corp. Special Class A	654,930	18,286
Telephone & Data Systems, Inc.	212,254	17,865
CenturyTel, Inc.	501,465	17,170
SCANA Corp.	414,489	15,477
Citizens Communications Co.	1,082,326	14,492
Questar Corp.	312,115	14,301
Pinnacle West Capital Corp.	339,999	14,110
Wisconsin Energy Corp.	439,920	14,033
* U.S. Cellular Corp.	320,400	13,825
Energy East Corp.	545,552	13,737
Pepco Holdings, Inc.	641,014	12,756
CenterPoint Energy Inc.	1,143,765	11,849
MDU Resources Group, Inc.	436,300	11,488
* Nextel Partners, Inc.	685,926	11,373
* UnitedGlobalCom Inc. Class A	1,444,588	10,791
Alliant Energy Corp.	420,582	10,464
ONEOK, Inc.	382,908	9,963
NSTAR	197,331	9,689
DPL Inc.	470,603	9,685
TECO Energy, Inc.	701,870	9,496
Northeast Utilities	476,234	9,234
* Western Wireless Corp. Class A	346,148	8,899
National Fuel Gas Co.	306,692	8,689
Puget Energy, Inc.	369,816	8,395
OGE Energy Corp.	325,935	8,223
Great Plains Energy, Inc.	276,263	8,053
Hawaiian Electric Industries Inc.	299,184	7,940
* Kinder Morgan Management, LLC	189,627	7,873
Western Gas Resources, Inc.	273,994	7,833
Aqua America, Inc.	345,440	7,638
* Allegheny Energy, Inc.	472,857	7,547
AGL Resources Inc.	241,568	7,433
Vectren Corp.	282,287	7,108
UGI Corp. Holding Co.	189,239	7,051
Energen Corp.	135,279	6,974
* Southwestern Energy Co.	158,954	6,674
* Level 3 Communications, Inc.	2,536,604	6,570
Westar Energy, Inc.	318,624	6,436
Piedmont Natural Gas, Inc.	142,014	6,240
WPS Resources Corp.	138,502	6,231
NICOR Inc.	164,051	6,021
* Southern Union Co.	290,329	5,952
Peoples Energy Corp.	139,851	5,829
* CMS Energy Corp.	609,661	5,804
Atmos Energy Corp.	226,543	5,707
WGL Holdings Inc.	181,523	5,130
Duquesne Light Holdings, Inc.	285,149	5,121
PNM Resources Inc.	225,606	5,078
* Commonwealth Telephone Enterprises, Inc.	102,893	4,481
* IDT Corp. Class B	286,142	4,301
New Jersey Resources Corp.	102,870	4,259
* Sierra Pacific Resources	472,305	4,227
IDACORP, Inc.	141,770	4,120
Northwest Natural Gas Co.	127,750	4,054
Avista Corp.	223,812	4,051
* Price Communications Corp.	232,837	3,551
UniSource Energy Corp.	135,916	3,310
* Cincinnati Bell Inc.	900,836	3,144
Black Hills Corp.	111,872	3,108
* El Paso Electric Co.	192,503	3,094
UIL Holdings Corp.	59,916	2,947
Southwest Gas Corp.	122,814	2,941
South Jersey Industries, Inc.	57,241	2,733
The Laclede Group, Inc.	93,115	2,722
Cleco Corp.	156,511	2,698
CH Energy Group, Inc.	58,284	2,669
Empire District Electric Co.	112,703	2,316
Surewest Communications	78,552	2,252
* PTEK Holdings, Inc.	259,009	2,220
* Mediacom Communications Corp.	320,210	2,091
Otter Tail Corp.	81,756	2,085
American States Water Co.	78,496	1,955
MGE Energy, Inc.	57,117	1,817
* Alamosa Holdings, Inc.	233,328	1,783
Cascade Natural Gas Corp.	81,755	1,736
* Aquila, Inc.	551,891	1,722
California Water Service Group	57,220	1,681
NUI Corp.	120,065	1,602
* Centennial Communications Corp. Class A	258,326	1,519
* Global Crossing Ltd.	80,800	1,335
* UbiquiTel Inc.	325,742	1,303
* Hector Communications Corp.	60,252	1,265
Connecticut Water Services, Inc.	46,715	1,235
* General Communication, Inc.	135,963	1,230
SJW Corp.	36,927	1,219
Atlantic Tele-Network, Inc.	41,040	1,182
North Pittsburgh Systems, Inc.	55,500	1,149
Middlesex Water Co.	62,718	1,124
* Time Warner Telecom Inc.	224,763	1,079
* Talk America Holdings, Inc.	204,615	1,070
Green Mountain Power Corp.	38,363	999
Central Vermont Public Service Corp.	47,368	953
* IDT Corp.	64,834	945
Chesapeake Utilities Corp.	35,144	882
EnergySouth, Inc.	26,956	735
Maine & Maritimes Corp.	24,154	700
Shenandoah Telecommunications Co.	26,747	685
* Boston Communications Group, Inc.	70,272	616
* Triton PCS, Inc.	230,621	590
CT Communications, Inc.	40,088	553
* Dobson Communications Corp.	383,088	510
D&E Communications, Inc.	41,340	475
* Primus Telecommunications Group, Inc.	313,681	461
Warwick Valley Telephone Co.	16,158	384
* US LEC Corp. Class A	115,511	347
Hickory Tech Corp.	28,550	331
* Intrado Inc.	32,354	327
* Penn Octane Corp.	120,520	274
* Hungarian Telephone and Cable Corp.	20,067	191
* Covista Communications, Inc.	101,783	178
* McLeod USA Inc.	256,695	110
* Z-Tel Technologies, Inc.	186,922	86
* Pac-West Telecom, Inc.	86,653	78
* FiberNet Telecom Group, Inc.	48,291	36
* RCN Corp.	334,743	19
* XO Communications, Inc.	414	1

		3,383,006

Other (4.5%)
General Electric Co.	39,207,115	1,316,575
* Berkshire Hathaway Inc. Class A	3,635	314,973
3M Co.	2,909,936	232,708
Honeywell International Inc.	3,191,950	114,463
Johnson Controls, Inc.	705,664	40,089
Fortune Brands, Inc.	534,953	39,635
Eaton Corp.	562,596	35,674
* Berkshire Hathaway Inc. Class B	12,099	34,736
Textron, Inc.	512,000	32,906
ITT Industries, Inc.	342,703	27,413
Brunswick Corp.	354,938	16,242
Hillenbrand Industries, Inc.	232,036	11,725
SPX Corp.	282,910	10,015
Wesco Financial Corp.	26,446	9,296
Carlisle Co., Inc.	115,926	7,411
Teleflex Inc.	149,438	6,351
Lancaster Colony Corp.	132,988	5,607
Trinity Industries, Inc.	175,410	5,468
ALLETE, Inc.	109,588	3,562
Walter Industries, Inc.	180,996	2,900
* McDermott International, Inc.	196,872	2,323
GenCorp, Inc.	150,838	2,044
Raven Industries, Inc.	37,973	1,688
* United Capital Corp.	71,784	1,640
* Sequa Corp. Class A	23,706	1,238
* Xanser Corp.	444,734	1,090
Kaman Corp. Class A	55,466	662
* Foster Wheeler Ltd.	235,171	111

		2,278,545

TOTAL COMMON STOCKS
(Cost $45,920,623)	50,060,686

TEMPORARY CASH INVESTMENTS (1.8%)

Money Market Fund (1.8%)
Vanguard Market Liquidity Fund, 1.74%**	872,384,499	872,384
	Face
	Amount
	(000)

U.S. Agency Obligations
Federal National Mortgage Assn. (1)
(2)1.45%, 10/6/2004	$11,000	10,997
(2)1.84%, 1/10/2005	5,000	4,973

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $888,354)		888,354

TOTAL INVESTMENTS (101.4%)
(Cost $46,808,977)		50,949,040

OTHER ASSETS AND LIABILITIES—NET (-1.4%)		(688,690)

NET ASSETS (100%)		$50,260,350

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Securities with an aggragate value of $15,970,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $46,808,977,000. Net unrealized appreciation of investment securities for tax purposes was $4,140,063,000, consisting of unrealized gains of $8,946,418,000 on securities that had risen in value since their purchase and $4,806,355,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	481	$134,067	($1,157)
S&P MidCap 400 Index	89	26,437	131
E-mini S&P 500 Index	315	17,560	(146)
Russell 2000 Index	24	6,888	130

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.